                 ---------------------------------------------

                                      UST

                              MASTER FUNDS, INC.

                 ---------------------------------------------



                          DOMESTIC EQUITY PORTFOLIOS



                              SEMI-ANNUAL  REPORT

                              SEPTEMBER 30, 1995

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
LETTER TO SHAREHOLDERS.....................................................   1
STATEMENTS OF ASSETS AND LIABILITIES.......................................   2
STATEMENTS OF OPERATIONS...................................................   4
STATEMENTS OF CHANGES IN NET ASSETS........................................   6
FINANCIAL HIGHLIGHTS -- SELECTED PER SHARE DATA AND RATIOS.................   8
PORTFOLIOS OF INVESTMENTS
  Equity Fund..............................................................  10
  Income and Growth Fund...................................................  11
  Aging of America Fund....................................................  13
  Business and Industrial Restructuring Fund...............................  14
  Communication and Entertainment Fund.....................................  16
  Early Life Cycle Fund....................................................  17
  Environmentally-Related Products and Services Fund.......................  18
  Global Competitors Fund..................................................  19
  Long-Term Supply of Energy Fund..........................................  20
  Productivity Enhancers Fund..............................................  21
NOTES TO FINANCIAL STATEMENTS..............................................  22

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate telephone number listed below:

 . SHAREHOLDER SERVICES 1-800-446-1012
 . CURRENT PRICE AND YIELD INFORMATION 1-800-233-9180
 . INITIAL PURCHASE AND PROSPECTUS INFORMATION 1-800-233-1136

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and expenses regarding UST Master Funds, Inc. and UST Master Tax-Exempt Funds, Inc. may be obtained by contacting the Funds at 1-800-233-1136.

Investors should read the current prospectus carefully prior to investing or sending money.

UST Master Funds, Inc. and UST Master Tax-Exempt Funds, Inc. are sponsored and distributed by Edgewood Services, Inc.

You may write to UST Master Funds, Inc. and UST Master Tax-Exempt Funds, Inc. at the following address:

    UST MASTER FUNDS, INC.
    C/O CHASE GLOBAL FUNDS SERVICES COMPANY
    P.O. BOX 2798
    BOSTON, MA 02208-2798

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, ITS PARENT OR AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                            LETTER TO SHAREHOLDERS
-------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present UST Master Funds and UST Master Tax-Exempt Funds semi-annual reports for the six months ended September 30, 1995.

The U.S. stock market continued to make strong gains for the period. International markets remained difficult overall, though conditions are looking up. Bond markets both home and abroad were somewhat volatile, yet the spectacular gains of early 1995 were not eroded. While the general market has been very favorable and some segments have been spectacular, the market also continues to be variable and unforgiving to those companies which fail to meet earnings expectations. In this environment, our outlook is somewhat cautious. Much of the good news may already be in the markets, and further broad gains will depend on continued good news about earnings and interest rates.

Investment performance continued to be strong in several of our equity and fixed income funds. The Early Life Cycle Fund, with a return of 31.16%* ranked 105th among 288 Small Company Growth Funds ranked by Lipper Analytical Services, Inc.** (Lipper) for the one year period ended September 30, 1995. The Communication and Entertainment Fund returned 30.98%,* Global Competitors returned 28.77%,* ranking 121st, and 184th, respectively, among 550 Growth Funds ranked by Lipper for the same period. Among our fixed-income funds, The Managed Income returned 16.98%* ranking 8th among 77 Corporate BBB Funds*** tracked by Lipper. The Intermediate-Term Managed Income Funds returned 14.61%* ranking 13th among 144 Lipper Intermediate-Term Investment Grade Bond Funds. Three Tax-Exempt funds turned in the best relative performance in our family of funds during the one year period. Lipper ranked both the Long-Term Tax-Exempt, 16.03%,* and the N.Y. Intermediate-Term Funds, 10.37%,* number 1 among 213 General Municipal Bond Funds,*** and 22 among N.Y. State Municipal Bond Funds,*** respectively. The Intermediate-Term Tax Exempt Fund ranked 2nd among 111 Lipper Intermediate-Term Municipal Bond Funds*** with a return of 11.16%.*

With a diversified portfolio of professionally managed funds, we are prepared to fulfill your investment needs. We appreciate your participation in UST Master Funds and UST Master Tax-Exempt Funds and look forward to serving you in the years to come.

                                          Alfred C. Tannachion
                                          Chairman of the Board and President
--------
  * Past performance is not predictive of future performance. Total return represents the change during the period in a hypothetical account with dividends reinvested, without taking into account the maximum initial sales charge of 4.5%. Investment return and principal value will fluctuate so that an investor's shares when redeemed, may be worth more or less than their original cost.
  The average annual total returns on 9/30/95, including the maximum 4.5% sales charge for one year and since inception (12/31/92) were 25.25% and 20.50%, respectively, for Early Life Cycle Fund, 25.13% and 23.54%, respectively, for Communication and Entertainment Fund, 22.96% and 12.77%, respectively, for Global Competitors Fund and 9.49% and 4.86%, respectively, for Intermediate-Term Managed Income Fund. The average annual total returns on 9/30/95, including the maximum 4.5% sales charge for one year, five year and since inception were 11.66%, 9.14% and 10.68%, respectively, for Managed Income Fund (1/9/86 inception), 10.78%, 9.35% and 10.69%, respectively, for Long Term Tax-Exempt Fund (2/5/86 inception), 5.38%, 6.01% and 6.05%, respectively, for N.Y. Intermediate-Term Tax-Exempt Fund (5/31/90 inception) and 6.10%, 7.14% and 7.95%, respectively, for Intermediate-Term Tax-Exempt Fund (12/3/85 inception).
  A portion of the tax-exempt funds' income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.
  Each fund is currently waiving certain fees. Had the funds not waived fees, returns would have been lower. This voluntary waiver may be modified or terminated at any time.
 ** Lipper Analytical Services, Inc. is an independent mutual fund performance monitor whose rankings are based on total return excluding sales charges. *** For the five year period ended 9/30/95, Lipper ranked Managed Income Fund
    19 among 26 Corporate BBB Funds, Long-Term Tax-Exempt Fund 2 among 98 General Municpal Bond Funds, N.Y. Intermediate-Term Tax-Exempt Fund 5 among 5 N.Y. State Municipal Bond Funds and Intermediate-Term Tax-Exempt Fund 5 among 32 Intermediate-Term Municipal Bond Funds.

UST MASTER FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
AS OF SEPTEMBER 30, 1995 (UNAUDITED)


                                                        INCOME AND   AGING OF
                                             EQUITY       GROWTH      AMERICA
                                              FUND         FUND        FUND
                                          ------------ ------------ -----------
  ASSETS:
   Investments, at cost--see
   accompanying portfolios..............  $120,441,912 $ 92,487,930 $27,988,411
                                          ============ ============ ===========
   Investments, at value (Note 1).......  $171,384,379 $114,661,768 $34,021,025
   Cash.................................           683          931         764
   Dividends receivable.................       111,842       99,825      37,190
   Interest receivable..................        38,773      465,812      10,251
   Receivable for investments sold......       --           328,672   1,334,575
   Receivable for fund shares sold......       277,555      269,112      55,921
   Receivable from administrator (Note
   2)...................................       --           --          --
   Receivable from investment adviser
   (Note 2).............................       --           --          --
   Prepaid expenses.....................           794          674          94
   Unamortized organization costs (Note
   5)...................................       --           --            9,429
   Other Assets.........................         3,598        1,184     --
                                          ------------ ------------ -----------
   TOTAL ASSETS.........................   171,817,624  115,827,978  35,469,249
  LIABILITIES:
   Payable for investments purchased....     1,323,075       36,135   1,314,967
   Payable for fund shares redeemed.....       588,673      559,814      12,489
   Investment advisory fee payable (Note
   2)...................................        96,308       66,767      15,641
   Administration fees and shareholder
   servicing fees payable
   (Note 2).............................        20,476       16,033       4,642
   Accrued expenses and other payables..        91,564       61,777      19,793
                                          ------------ ------------ -----------
   TOTAL LIABILITIES....................     2,120,096      740,526   1,367,532
                                          ------------ ------------ -----------
  NET ASSETS............................  $169,697,528 $115,087,452 $34,101,717
                                          ============ ============ ===========
  NET ASSETS consist of:
   Accumulated net investment
   income/(loss)........................  $    227,703 $    836,839 $    42,896
   Accumulated net realized gain/(loss)
   on investments.......................     3,239,691       63,824    (813,333)
   Unrealized appreciation of
   investments and foreign currency
   translations.........................    50,942,467   22,173,838   6,032,614
   Par value (Note 4)...................         7,162        8,467       3,864
   Paid-in capital in excess of par
   value................................   115,280,505   92,004,484  28,835,676
                                          ------------ ------------ -----------
  TOTAL NET ASSETS......................  $169,697,528 $115,087,452 $34,101,717
                                          ============ ============ ===========
  Shares of Common Stock Outstanding....     7,162,365    8,466,976   3,864,304
  NET ASSET VALUE PER SHARE.............        $23.69       $13.59       $8.82
                                                ======       ======       =====


                       See Notes to Financial Statements

    BUSINESS AND    COMMUNICATION              ENVIRONMENTALLY-               LONG-TERM
     INDUSTRIAL          AND      EARLY LIFE   RELATED PRODUCTS   GLOBAL       SUPPLY     PRODUCTIVITY
    RESTRUCTURING   ENTERTAINMENT    CYCLE       AND SERVICES   COMPETITORS   OF ENERGY    ENHANCERS
        FUND            FUND         FUND            FUND          FUND         FUND          FUND
    -------------   ------------- -----------  ---------------- -----------  -----------  ------------
     $40,520,108     $34,705,571  $60,335,893     $3,342,351    $36,563,467  $19,848,810  $30,629,111
    ===========      ===========  ===========     ==========    ===========  ===========  ===========
     $50,300,451     $44,712,452  $74,088,076     $4,304,687    $44,479,957  $21,261,313  $31,758,000
         --                  102          945            390             71          221          987
          39,415          26,279        8,535          2,536         50,428       52,799       14,430
           7,394          64,896       26,145            130         11,810        3,886        4,569
       1,044,968         --           254,475         --            431,150      --         1,405,698
         145,502          94,020      142,669          6,439        106,770       41,635       69,822
         --              --           --               3,296        --           --            --
         --              --           --               1,097        --           --            --
             144             162          230             29             96           69          112
           9,429           9,429        9,429          9,429          9,429        9,429        9,429
         --              --           --              --            --           --            --
    -----------      -----------  -----------     ----------    -----------  -----------  -----------
      51,547,303      44,907,340   74,530,504      4,328,033     45,089,711   21,369,352   33,263,047

       1,402,050         --         1,084,885         --            914,070      --         4,248,108
           1,994          20,967        2,713          2,396          3,000          406       12,432
          22,804          20,363       31,084         --             20,174        9,987       13,580
           6,733           6,208        8,435            731          6,334        2,673        3,872
          21,527          23,440       29,107         12,766         18,346       14,883       17,656
    -----------      -----------  -----------     ----------    -----------  -----------  -----------
       1,455,108          70,978    1,156,224         15,893        961,924       27,949    4,295,648
    -----------      -----------  -----------     ----------    -----------  -----------  -----------
     $50,092,195     $44,836,362  $73,374,280     $4,312,140    $44,127,787  $21,341,403  $28,967,399
    ===========      ===========  ===========     ==========    ===========  ===========  ===========
     $    80,405     $    25,966  $   (51,176)    $   (1,825)   $    74,432  $    56,386  $    10,769
         766,525       2,250,376    1,940,778       (643,377)      (454,397)    (136,122)   3,835,797
       9,780,365      10,006,881   13,752,183        962,336      7,916,485    1,412,503    1,128,889
           3,914           3,677        6,465            587          4,414        2,490        3,029
      39,460,986      32,549,462   57,726,030      3,994,419     36,586,853   20,006,146   23,988,915
    -----------      -----------  -----------     ----------    -----------  -----------  -----------
     $50,092,195     $44,836,362  $73,374,280     $4,312,140    $44,127,787  $21,341,403  $28,967,399
    ===========      ===========  ===========     ==========    ===========  ===========  ===========
       3,913,475       3,677,009    6,464,774        586,459      4,414,314    2,490,263    3,029,016
          $12.80          $12.19       $11.35          $7.35         $10.00        $8.57        $9.56
          ======          ======       ======          =====         ======        =====        =====


                       See Notes to Financial Statements

UST MASTER FUNDS, INC.
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 1995 (UNAUDITED)


                                                        INCOME AND    AGING OF
                                             EQUITY       GROWTH      AMERICA
                                              FUND         FUND         FUND
                                           -----------  -----------  ----------
  INVESTMENT INCOME:
   Interest income.......................  $   219,012  $ 1,152,554  $   48,432
   Dividend income.......................    1,019,867    1,062,745     179,351
   Less: Foreign taxes withheld..........      --              (800)     --
                                           -----------  -----------  ----------
   TOTAL INCOME..........................    1,238,879    2,214,499     227,783
  EXPENSES:
   Investment advisory fees (Note 2).....      568,179      404,855      85,256
   Administration fees (Note 2)..........      116,759       83,193      25,000
   Administrative service fees (Note 2)..       47,583       29,064       6,201
   Shareholder servicing agent fees (Note
    2)...................................       37,056       30,399       5,475
   Custodian fees (Note 2)...............       40,746       30,058      13,422
   Registration and filing fees..........        3,242        3,124       4,949
   Legal and audit fees..................        9,500        6,687       1,744
   Directors' fees and expenses (Note
    2)...................................        2,272        1,699         365
   Shareholder reports...................       12,828        7,803       2,244
   Amortization of organization costs
    (Note 5).............................      --           --            2,105
   Miscellaneous expenses................        4,092        3,259         812
                                           -----------  -----------  ----------
   TOTAL EXPENSES........................      842,257      600,141     147,573
   Fees waived by investment adviser and
    administrators (Note 2)..............      (47,583)     (29,064)     (9,577)
                                           -----------  -----------  ----------
   NET EXPENSES..........................      794,674      571,077     137,996
                                           -----------  -----------  ----------
  NET INVESTMENT INCOME/(LOSS)...........      444,205    1,643,422      89,787
                                           -----------  -----------  ----------
  REALIZED AND UNREALIZED GAIN/(LOSS) ON
   INVESTMENTS (NOTE 1):
   Net realized gain/(loss):
   Security transactions.................    3,242,017    1,700,715    (272,559)
   Foreign currency translations.........      --           --           --
                                           -----------  -----------  ----------
   Total net realized gain/(loss)........    3,242,017    1,700,715    (272,559)
   Change in unrealized
    appreciation/(depreciation) on in-
    vestments and foreign currency trans-
    lations during the period............   19,900,740   13,146,369   3,757,971
                                           -----------  -----------  ----------
   NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS..........................   23,142,757   14,847,084   3,485,412
                                           -----------  -----------  ----------
   NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS......................  $23,586,962  $16,490,506  $3,575,199
                                           ===========  ===========  ==========

                       See Notes to Financial Statements

  BUSINESS AND    COMMUNICATION              ENVIRONMENTALLY-              LONG-TERM
   INDUSTRIAL          AND      EARLY LIFE   RELATED PRODUCTS   GLOBAL       SUPPLY    PRODUCTIVITY
  RESTRUCTURING   ENTERTAINMENT    CYCLE       AND SERVICES   COMPETITORS  OF ENERGY    ENHANCERS
      FUND            FUND         FUND            FUND          FUND         FUND         FUND
  -------------   ------------- -----------  ---------------- -----------  ----------  ------------
   $   27,748      $  133,665   $    91,049      $  2,960     $   47,760   $   21,949   $   23,007
      323,032         115,809       121,412        17,332        284,375      188,107      132,495
       (2,818)           (951)      --              --            (2,838)      --           --
   ----------      ----------   -----------      --------     ----------   ----------   ----------
      347,962         248,523       212,461        20,292        329,297      210,056      155,502

      118,409         108,279       175,577        13,424        107,840       57,465       71,954
       30,419          27,816        45,104        25,000         27,703       25,000       25,000
        7,961           7,646        23,729         2,391          7,382        4,592        5,258
       10,924          12,107        12,969         4,292          6,965        4,999        5,447
       10,522           7,253        11,926         1,736          9,752        4,367       10,149
        4,935           4,645         5,165         6,061          4,910        4,850        4,756
        2,498           2,272         3,733           353          2,090        1,383        1,536
          515             497           799            80            447          263          365
        3,083           2,923         4,695           379          2,693        1,600        1,888
        2,105           2,105         2,105         2,105          2,105        2,105        2,105
        1,131           1,175         1,564           515            807          731          783
   ----------      ----------   -----------      --------     ----------   ----------   ----------
      192,502         176,718       287,366        56,336        172,694      107,355      129,241
       (7,961)         (7,646)      (23,729)      (34,219)        (7,382)     (14,821)     (12,429)
   ----------      ----------   -----------      --------     ----------   ----------   ----------
      184,541         169,072       263,637        22,117        165,312       92,534      116,812
   ----------      ----------   -----------      --------     ----------   ----------   ----------
      163,421          79,451       (51,176)       (1,825)       163,985      117,522       38,690
   ----------      ----------   -----------      --------     ----------   ----------   ----------

    1,206,939       2,250,537     1,940,874      (127,424)       180,774      125,392    3,889,456
       (4,404)           (159)      --              --               810       --           --
   ----------      ----------   -----------      --------     ----------   ----------   ----------
    1,202,535       2,250,378     1,940,874      (127,424)       181,584      125,392    3,889,456
    6,208,383       6,461,471     9,797,361       875,629      5,128,391    1,291,606       26,400
   ----------      ----------   -----------      --------     ----------   ----------   ----------
    7,410,918       8,711,849    11,738,235       748,205      5,309,975    1,416,998    3,915,856
   ----------      ----------   -----------      --------     ----------   ----------   ----------
   $7,574,339      $8,791,300   $11,687,059      $746,380     $5,473,960   $1,534,520   $3,954,546
   ==========      ==========   ===========      ========     ==========   ==========   ==========

                       See Notes to Financial Statements

UST MASTER FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS


                                                        INCOME AND    AGING OF
                                            EQUITY        GROWTH       AMERICA
                                             FUND          FUND         FUND
                                         ------------  ------------  -----------
  PERIOD ENDED SEPTEMBER 30, 1995
   (UNAUDITED)
  Net investment income/(loss).........  $    444,205  $  1,643,422  $    89,787
  Net realized gain/(loss) on
   investments.........................     3,242,017     1,700,715     (272,559)
  Change in unrealized
   appreciation/(depreciation) on
   investments and foreign currency
   translations during the period......    19,900,740    13,146,369    3,757,971
                                         ------------  ------------  -----------
  Net increase in net assets resulting
   from operations.....................    23,586,962    16,490,506    3,575,199
  Distributions to shareholders:
   From net investment income..........      (416,345)   (1,086,106)     (78,238)
   From net realized gain on
    investments........................    (7,294,108)     (495,121)     --
  Increase/(decrease) in net assets
   from fund share transactions (Note
   4)..................................    16,404,120       253,586    8,431,172
                                         ------------  ------------  -----------
  Net increase/(decrease) in net
   assets..............................    32,280,629    15,162,865   11,928,133
  NET ASSETS:
   Beginning of period.................   137,416,899    99,924,587   22,173,584
                                         ------------  ------------  -----------
   End of period (1)...................  $169,697,528  $115,087,452  $34,101,717
                                         ============  ============  ===========
  YEAR ENDED MARCH 31, 1995
  Net investment income/(loss).........  $    434,763  $  3,316,405  $    97,235
  Net realized gain/(loss) on
   investments.........................     8,541,411      (122,305)    (407,075)
  Change in unrealized
   appreciation/(depreciation) on
   investments and foreign currency
   translations during the year........     8,328,610     1,813,647    2,415,478
                                         ------------  ------------  -----------
  Net increase/(decrease) in net assets
   resulting from operations...........    17,304,784     5,007,747    2,105,638
  Distributions to shareholders:
   From net investment income..........      (234,920)   (3,030,356)     (81,800)
   In excess of net investment income..       --            --           --
   From net realized gain on
    investments........................    (2,880,896)   (3,536,012)     --
  Increase/(decrease) in net assets
   from fund share transactions (Note
   4)..................................       966,098     4,800,766    9,566,820
                                         ------------  ------------  -----------
  Net increase/(decrease) in net
   assets..............................    15,155,066     3,242,145   11,590,658
  NET ASSETS:
   Beginning of year...................   122,261,833    96,682,442   10,582,926
                                         ------------  ------------  -----------
   End of year (2).....................  $137,416,899  $ 99,924,587  $22,173,584
                                         ============  ============  ===========

(1) Including accumulated net investment income/(loss) of $227,703 for Equity Fund, $836,839 for Income and Growth Fund, $42,896 for Aging of America Fund, $80,405 for Business and Industrial Restructuring Fund, $25,966 for Communication and Entertainment Fund, ($51,176) for Early Life Cycle Fund, ($1,825) for Environmentally-Related Products and Services Fund, $74,432 for Global Competitors Fund, $56,386 for Long-Term Supply of Energy Fund and $10,769 for Productivity Enhancers Fund.
(2) Including accumulated net investment income of $199,843 for Equity Fund, $279,523 for Income and Growth Fund, $31,347 for Aging of America Fund, $64,066 for Business and Industrial Restructuring Fund, $21,964 for Communication and Entertainment Fund, $50,305 for Global Competitors Fund, and $22,348 for Long-Term Supply of Energy Fund.

                       See Notes to Financial Statements

  BUSINESS AND    COMMUNICATION              ENVIRONMENTALLY-               LONG-TERM
   INDUSTRIAL          AND      EARLY LIFE   RELATED PRODUCTS   GLOBAL       SUPPLY     PRODUCTIVITY
  RESTRUCTURING   ENTERTAINMENT    CYCLE       AND SERVICES   COMPETITORS   OF ENERGY    ENHANCERS
      FUND            FUND         FUND            FUND          FUND         FUND          FUND
  -------------   ------------- -----------  ---------------- -----------  -----------  ------------
   $   163,421     $    79,451  $   (51,176)    $   (1,825)   $   163,985  $   117,522  $    38,690
     1,202,535       2,250,378    1,940,874       (127,424)       181,584      125,392    3,889,456
     6,208,383       6,461,471    9,797,361        875,629      5,128,391    1,291,606       26,400
   -----------     -----------  -----------     ----------    -----------  -----------  -----------
     7,574,339       8,791,300   11,687,059        746,380      5,473,960    1,534,520    3,954,546

      (147,082)        (75,449)     --              --           (139,858)     (83,484)     (27,921)
       --              (80,570)  (2,216,446)        --            --           --          (341,363)
    12,482,181       6,286,691   16,121,313       (793,263)    13,299,057    4,077,493    7,116,867
   -----------     -----------  -----------     ----------    -----------  -----------  -----------
    19,909,438      14,921,972   25,591,926        (46,883)    18,633,159    5,528,529   10,702,129

    30,182,757      29,914,390   47,782,354      4,359,023     25,494,628   15,812,874   18,265,270
   -----------     -----------  -----------     ----------    -----------  -----------  -----------
   $50,092,195     $44,836,362  $73,374,280     $4,312,140    $44,127,787  $21,341,403  $28,967,399
   ===========     ===========  ===========     ==========    ===========  ===========  ===========
   $   192,090     $   117,720  $   (83,566)    $   (4,222)   $   165,153  $   136,166  $   (17,295)
      (288,156)        195,440    2,652,580       (298,761)      (604,095)    (261,515)     337,213
     2,845,780       2,850,750    3,235,122        280,050      2,802,463      463,608      583,278
   -----------     -----------  -----------     ----------    -----------  -----------  -----------
     2,749,714       3,163,910    5,804,136        (22,933)     2,363,521      338,259      903,196

      (139,348)       (103,532)     --              --           (133,461)    (133,084)      --
       --              --           --            (9,193)         --           --            --
      (258,199)       (445,488)    (656,959)        --            --            (5,138)    (207,461)
    13,390,609       6,275,130   17,684,135       (141,805)    13,205,903    8,782,842    1,867,860
   -----------     -----------  -----------     ----------    -----------  -----------  -----------
    15,742,776       8,890,020   22,831,312       (173,931)    15,435,963    8,982,879    2,563,595

    14,439,981      21,024,370   24,951,042      4,532,954     10,058,665    6,829,995   15,701,675
   -----------     -----------  -----------     ----------    -----------  -----------  -----------
   $30,182,757     $29,914,390  $47,782,354     $4,359,023    $25,494,628  $15,812,874  $18,265,270
   ===========     ===========  ===========     ==========    ===========  ===========  ===========

                       See Notes to Financial Statements

UST MASTER FUNDS, INC.
FINANCIAL HIGHLIGHTS--SELECTED PER SHARE DATA AND RATIOS

   For a fund share outstanding throughout each period.

                                                  NET REALIZED                                       DISTRIBUTIONS
                            NET ASSET    NET     AND UNREALIZED            DIVIDENDS    DIVIDENDS       FROM NET
                             VALUE,   INVESTMENT  GAIN/(LOSS)   TOTAL FROM  FROM NET   IN EXCESS OF  REALIZED GAIN
                            BEGINNING  INCOME/   ON INVESTMENTS INVESTMENT INVESTMENT NET INVESTMENT ON INVESTMENTS
                            OF PERIOD   (LOSS)    AND OPTIONS   OPERATIONS   INCOME       INCOME      AND OPTIONS
                            --------- ---------- -------------- ---------- ---------- -------------- --------------
  EQUITY FUND -- (4/25/85*)
  Year Ended March 31,
  1991....................   $13.87     $0.28        $ 0.39       $ 0.67     $(0.23)      $0.00          $(0.18)
  1992....................    14.13      0.13          2.23         2.36      (0.21)       0.00            0.00
  1993....................    16.28      0.08          3.01         3.09      (0.09)       0.00           (0.51)
  1994....................    18.77      0.05          1.16         1.21      (0.08)       0.00           (0.39)
  1995....................    19.17      0.07          2.67         2.74      (0.04)       0.00           (0.47)
  Period Ended September
   30, 1995 (Unaudited)...    21.40      0.06          3.42         3.48      (0.06)       0.00           (1.13)
  INCOME AND GROWTH FUND -- (1/6/87*)
  Year Ended March 31,
  1991....................   $ 8.84     $0.29        $(0.43)      $(0.14)    $(0.34)      $0.00          $ 0.00
  1992....................     8.36      0.30          0.72         1.02      (0.28)       0.00            0.00
  1993....................     9.10      0.27          2.43         2.70      (0.35)       0.00            0.00
  1994....................    11.45      0.31          0.46         0.77      (0.27)       0.00           (0.01)
  1995....................    11.94      0.38          0.26         0.64      (0.35)       0.00           (0.41)
  Period Ended September
   30, 1995 (Unaudited)...    11.82      0.20          1.76         1.96      (0.13)       0.00           (0.06)
  AGING OF AMERICA FUND -- (12/31/92*)
  Period Ended March 31,
   1993...................   $ 7.00     $0.01        $ 0.00       $ 0.01     $ 0.00       $0.00          $ 0.00
  Year Ended March 31,
   1994...................     7.01      0.03         (0.02)        0.01      (0.03)       0.00            0.00
  Year Ended March 31,
   1995...................     6.99      0.04          0.85         0.89      (0.04)       0.00            0.00
  Period Ended September
   30, 1995 (Unaudited)...     7.84      0.02          0.98         1.00      (0.02)       0.00            0.00
  BUSINESS AND INDUSTRIAL RESTRUCTURING FUND -- (12/31/92*)
  Period Ended March 31,
   1993...................   $ 7.00     $0.02        $ 0.69       $ 0.71     $ 0.00       $0.00          $ 0.00
  Year Ended March 31,
   1994...................     7.71      0.06          1.96         2.02      (0.07)       0.00           (0.02)
  Year Ended March 31,
   1995...................     9.64      0.07          1.02         1.09      (0.06)       0.00           (0.12)
  Period Ended September
   30, 1995 (Unaudited)...    10.55      0.05          2.25         2.30      (0.05)       0.00            0.00
  COMMUNICATION AND ENTERTAINMENT FUND -- (12/31/92*)
  Period Ended March 31,
   1993...................   $ 7.00     $0.01        $ 0.60       $ 0.61     $ 0.00       $0.00          $ 0.00
  Year Ended March 31,
   1994...................     7.61      0.02          1.52         1.54      (0.03)       0.00           (0.37)
  Year Ended March 31,
   1995...................     8.75      0.04          1.06         1.10      (0.04)       0.00           (0.17)
  Period Ended September
   30, 1995 (Unaudited)...     9.64      0.02          2.58         2.60      (0.02)       0.00           (0.03)
  EARLY LIFE CYCLE FUND -- (12/31/92*)
  Period Ended March 31,
   1993...................   $ 7.00     $0.00        $ 0.40       $ 0.40     $ 0.00       $0.00          $ 0.00
  Year Ended March 31,
   1994...................     7.40     (0.01)         1.36         1.35       0.00        0.00           (0.09)
  Year Ended March 31,
   1995...................     8.66     (0.02)         1.31         1.29       0.00        0.00           (0.18)
  Period Ended September
   30, 1995 (Unaudited)...     9.77     (0.01)         2.01         2.00       0.00        0.00           (0.42)
  ENVIRONMENTALLY-RELATED PRODUCTS AND SERVICES FUND -- (12/31/92*)
  Period Ended March 31,
   1993...................   $ 7.00     $0.00        $(0.05)      $(0.05)    $ 0.00       $0.00          $ 0.00
  Year Ended March 31,
   1994...................     6.95      0.00         (0.71)       (0.71)      0.00        0.00            0.00
  Year Ended March 31,
   1995...................     6.24     (0.01)        (0.01)       (0.02)      0.00       (0.01)           0.00
  Period Ended September
   30, 1995 (Unaudited)...     6.21      0.00          1.14         1.14       0.00        0.00            0.00
  GLOBAL COMPETITORS FUND -- (12/31/92*)
  Period Ended March 31,
   1993...................   $ 7.00     $0.01        $ 0.27       $ 0.28     $ 0.00       $0.00          $ 0.00
  Year Ended March 31,
   1994...................     7.28      0.05          0.41         0.46      (0.05)       0.00            0.00
  Year Ended March 31,
   1995...................     7.69      0.07          0.90         0.97      (0.07)       0.00            0.00
  Period Ended September
   30, 1995 (Unaudited)...     8.59      0.04          1.41         1.45      (0.04)       0.00            0.00
  LONG-TERM SUPPLY OF ENERGY FUND -- (12/31/92*)
  Period Ended March 31,
   1993...................   $ 7.00     $0.01        $ 0.80       $ 0.81     $ 0.00       $0.00          $ 0.00
  Year Ended March 31,
   1994...................     7.81      0.08         (0.12)       (0.04)     (0.07)       0.00            0.00
  Year Ended March 31,
   1995...................     7.70      0.09          0.24         0.33      (0.10)       0.00           (0.01)
  Period Ended September
   30, 1995 (Unaudited)...     7.92      0.05          0.64         0.69      (0.04)       0.00            0.00
  PRODUCTIVITY ENHANCERS FUND -- (12/31/92*)
  Period Ended March 31,
   1993...................   $ 7.00     $0.01        $(0.07)      $(0.06)    $ 0.00       $0.00          $ 0.00
  Year Ended March 31,
   1994...................     6.94      0.00          0.96         0.96       0.00       (0.02)           0.00
  Year Ended March 31,
   1995...................     7.88     (0.01)         0.35         0.34       0.00        0.00           (0.10)
  Period Ended September
   30, 1995 (Unaudited)...     8.12      0.01          1.58         1.59      (0.01)       0.00           (0.14)

 * Commencement of operations
** Annualized
 + Expense ratios before waiver of fees and reimbursement of expenses (if any)
   by adviser and administrators.
++ Total return data does not reflect the sales load payable on purchases of shares.
                       See Notes to Financial Statements

  DISTRIBUTIONS IN                                                  RATIO OF NET RATIO OF GROSS RATIO OF NET
   EXCESS OF NET                                        NET ASSETS,  OPERATING     OPERATING     INVESTMENT
   REALIZED GAIN                   NET ASSET                END       EXPENSES      EXPENSES    INCOME (LOSS) PORTFOLIO   FEE
   ON INVESTMENTS        TOTAL     VALUE, END  TOTAL     OF PERIOD   TO AVERAGE    TO AVERAGE    TO AVERAGE   TURNOVER  WAIVERS
    AND OPTIONS      DISTRIBUTIONS OF PERIOD  RETURN++     (000)     NET ASSETS   NET ASSETS +   NET ASSETS     RATE    (NOTE 2)
  ----------------   ------------- ---------- --------  ----------- ------------ -------------- ------------- --------- --------
       $0.00            $(0.41)      $14.13      5.11%   $ 29,866       1.23%         1.23%          2.21%        41%    $0.00
        0.00             (0.21)       16.28     16.87%     71,614       1.15%         1.15%          0.87%        20%     0.00
        0.00             (0.60)       18.77     19.26%    106,144       1.08%         1.08%          0.51%        24%     0.00
       (0.34)            (0.81)       19.17      6.54%    122,262       1.14%         1.14%          0.25%        17%     0.00
        0.00             (0.51)       21.40     14.65%    137,417       1.05%         1.08%          0.36%        23%     0.00
        0.00             (1.19)       23.69     16.98%    169,698       1.05%**       1.11%**        0.59%**      27%**   0.01

       $0.00            $(0.34)      $ 8.36     (1.30)%  $ 19,593       1.28%         1.28%          3.64%       148%    $0.00
        0.00             (0.28)        9.10     12.42%     23,254       1.23%         1.23%          3.52%        81%     0.00
        0.00             (0.35)       11.45     30.45%     51,303       1.15%         1.15%          2.76%        28%     0.00
        0.00             (0.28)       11.94      6.69%     96,682       1.17%         1.17%          2.77%        28%     0.00
        0.00             (0.76)       11.82      5.74%     99,925       1.06%         1.09%          3.31%        36%     0.00
        0.00             (0.19)       13.59     16.75%    115,087       1.06%**       1.11%**        3.04%**      15%**   0.00

       $0.00            $ 0.00       $ 7.01      0.14%   $  2,389       0.99%**       3.87%**        0.77%**      14%**  $0.03
        0.00             (0.03)        6.99      0.13%     10,583       0.99%         1.82%          0.59%        24%     0.04
        0.00             (0.04)        7.84     12.80%     22,174       0.99%         1.26%          0.63%        14%     0.02
        0.00             (0.02)        8.82     12.84%     34,102       0.97%**       1.04%**        0.63%**      26%**   0.00

       $0.00            $ 0.00       $ 7.71     10.14%   $  1,935       0.99%**       5.85%**        2.48%**       9%**  $0.04
        0.00             (0.09)        9.64     26.40%     14,440       0.99%         1.73%          0.77%        75%     0.06
        0.00             (0.18)       10.55     11.49%     30,183       0.98%         1.08%          0.83%        82%     0.01
        0.00             (0.05)       12.80     21.83%     50,092       0.94%**       0.98%**        0.83%**      59%**   0.00

       $0.00            $ 0.00       $ 7.61      8.71%   $  5,785       0.99%**       2.20%**        1.06%**      25%**  $0.01
        0.00             (0.40)        8.75     20.07%     21,024       0.98%         1.16%          0.29%        60%     0.01
        0.00             (0.21)        9.64     12.87%     29,914       0.98%         1.06%          0.46%        56%     0.01
        0.00             (0.05)       12.19     27.06%     44,836       0.94%**       0.98%**        0.44%**      83%**   0.00

       $0.00            $ 0.00       $ 7.40      5.71%   $  5,512       0.99%**       2.70%**        0.12%**       4%**  $0.01
        0.00             (0.09)        8.66     18.27%     24,951       0.95%         1.15%         (0.25)%       20%     0.01
        0.00             (0.18)        9.77     15.16%     47,782       0.96%         1.04%         (0.23)%       42%     0.01
        0.00             (0.42)       11.35     21.42%     73,374       0.90%**       0.98%**       (0.17)%**     33%**   0.00

       $0.00            $ 0.00       $ 6.95     (0.71)%  $  2,452       0.99%**       2.83%**        0.32%**       0%**  $0.02
        0.00              0.00         6.24    (10.15)%     4,533       0.99%         2.20%         (0.07)%       28%     0.05
        0.00             (0.01)        6.21     (0.27)%     4,359       0.99%         2.42%         (0.10)%       61%     0.09
        0.00              0.00         7.35     18.36%      4,312       0.99%**       2.52%**       (0.08)%**     40%**   0.06

       $0.00            $ 0.00       $ 7.28      4.00%   $  2,037       0.99%**       3.97%**        0.82%**       0%**  $0.03
        0.00             (0.05)        7.69      6.29%     10,059       0.99%         1.72%          0.81%        19%     0.05
        0.00             (0.07)        8.59     12.73%     25,495       0.97%         1.18%          1.04%        29%     0.01
        0.00             (0.04)       10.00     16.92%     44,128       0.92%**       0.96%**        0.91%**      12%**   0.00

       $0.00            $ 0.00       $ 7.81     11.57%   $  1,457       0.99%**       7.03%**        1.69%**       0%**  $0.05
        0.00             (0.07)        7.70     (0.57)%     6,830       0.99%         2.03%          1.21%         6%     0.07
        0.00             (0.11)        7.92      4.28%     15,813       0.98%         1.35%          1.18%        31%     0.03
        0.00             (0.04)        8.57      8.70%     21,341       0.97%**       1.12%**        1.23%**      18%**   0.01

       $0.00            $ 0.00       $ 6.94     (0.86)%  $  3,369       0.99%**       4.23%**        1.29%**     183%**  $0.03
        0.00             (0.02)        7.88     13.81%     15,702       0.99%         1.49%          0.01%       198%     0.10
        0.00             (0.10)        8.12      4.45%     18,265       0.99%         1.21%         (0.10)%      276%     0.02
        0.00             (0.15)        9.56     19.83%     28,967       0.98%**       1.08%**        0.32%**     431%**   0.00

                       See Notes to Financial Statements

UST MASTER FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
EQUITY FUND (UNAUDITED)

                                                                       VALUE
 SHARES                                                               (NOTE 1)
 -------                                                            ------------
 COMMON STOCKS -- 96.34%
         CONSUMER CYCLICAL -- 24.48%
  76,000 Centex Corp.............................................   $  2,204,000
  55,000 Dayton Hudson Corp......................................      4,173,125
 100,000 Ford Motor Co...........................................      3,112,500
 150,000 Heilig-Meyers Co........................................      3,487,500
  60,000 Houghton Mifflin Co.....................................      2,790,000
  62,000 Lowe's Cos., Inc........................................      1,860,000
  90,000 Luxottica Group S.p.A. ADR..............................      4,398,750
  76,500 Manpower, Inc...........................................      2,218,500
  70,000 McDonald's Corp.........................................      2,677,500
  75,000 +O'Reilly Automotive, Inc...............................      2,268,750
  55,000 Reuters Holdings plc ADR................................      2,901,250
  65,000 +Scholastic Corp........................................      4,078,750
  65,000 Sears, Roebuck & Co.....................................      2,396,875
  75,000 Time Warner, Inc........................................      2,981,250
                                                                    ------------
                                                                      41,548,750
                                                                    ------------
         FINANCIAL -- 16.33%
  18,240 General Re Corp.........................................      2,754,240
  30,000 MBIA, Inc...............................................      2,115,000
 115,000 Mellon Bank Corp........................................      5,131,875
 135,000 Mercantile Bankshares Corp..............................      3,661,875
  44,000 Morgan Stanley Group, Inc...............................      4,229,500
  50,000 State Street Boston Corp................................      2,000,000
  70,000 United Asset Management Corp............................      2,808,750
  95,000 UNUM Corp...............................................      5,011,250
                                                                    ------------
                                                                      27,712,490
                                                                    ------------
         CONSUMER STAPLES -- 14.29%
  90,000 Abbott Laboratories.....................................      3,836,250
 171,500 +FHP International Corp.................................      4,116,000
  90,000 +Forest Laboratories, Inc...............................      4,005,000
  55,000 +Genzyme Corp...........................................      3,162,500
  55,800 Johnson & Johnson.......................................      4,136,175
  60,900 Pfizer, Inc.............................................      3,250,538
 111,600 +Physician Corp. of America.............................      1,757,700
                                                                    ------------
                                                                      24,264,163
                                                                    ------------
         TECHNOLOGY -- 14.00%
 130,000 +Informix Corp..........................................      4,225,000
 145,000 +Intersolv, Inc.........................................      2,881,875
  50,510 +Microsoft Corp.........................................      4,571,155
  39,000 Motorola, Inc...........................................      2,978,625
  70,000 Texas Instruments, Inc..................................      5,591,250
  55,610 Tyco International Ltd..................................      3,503,430
                                                                    ------------
                                                                      23,751,335
                                                                    ------------
         ENERGY -- 10.39%
 115,000 Enron Corp..............................................      3,852,500
  70,000 Louisiana Land & Exploration Co.........................      2,493,750
  40,000 Mobil Corp..............................................      3,985,000
 190,500 +United Meridian Corp...................................      3,262,312
 141,680 Unocal Corp.............................................      4,037,880
                                                                    ------------
                                                                      17,631,442
                                                                    ------------

                                                                       VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                         ------------
            CAPITAL GOODS -- 7.35%
     70,000 Illinois Tool Works, Inc.............................   $  4,121,250
    101,250 +Thermo Electron Corp................................      4,695,469
    128,000 WMX Technologies, Inc................................      3,648,000
                                                                    ------------
                                                                      12,464,719
                                                                    ------------
            UTILITIES -- 6.45%
     82,940 AT&T Corp............................................      5,453,305
     52,650 Telephone & Data Systems, Inc........................      2,211,300
     80,000 Vodafone Group plc ADR...............................      3,280,000
                                                                    ------------
                                                                      10,944,605
                                                                    ------------
            RAW/INTERMEDIATE MATERIALS -- 3.05%
     20,590 Georgia-Pacific Corp.................................      1,801,625
    145,000 Pall Corp............................................      3,371,250
                                                                    ------------
                                                                       5,172,875
                                                                    ------------
            TOTAL COMMON STOCKS
            (Cost $112,547,912)..................................    163,490,379
                                                                    ------------
 PRINCIPAL
   AMOUNT
 ----------
 DEMAND NOTES -- 4.65%
 $1,147,000 Associates Corp. of North America Master Notes.......      1,147,000
  6,747,000 General Electric Co. Promissory Notes................      6,747,000
                                                                    ------------
            TOTAL DEMAND NOTES
            (Cost $7,894,000)....................................      7,894,000
                                                                    ------------

TOTAL INVESTMENTS
(Cost $120,441,912*)...................................... 100.99% $171,384,379
OTHER ASSETS & LIABILITIES (NET)..........................  (0.99)   (1,686,851)
                                                           ------  ------------
NET ASSETS................................................ 100.00% $169,697,528
                                                           ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security.
 ADR -- American Depositary Receipt.

                       See Notes to Financial Statements

UST MASTER FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
INCOME AND GROWTH FUND (UNAUDITED)

                                                                       VALUE
 SHARES                                                               (NOTE 1)
 -------                                                            ------------
 COMMON STOCKS -- 61.19%
         CONSUMER CYCLICAL -- 14.49%
  50,000 Clayton Homes, Inc......................................   $  1,187,500
  58,000 Cooper Tire & Rubber Co.................................      1,406,500
  65,000 Heilig-Meyers Co........................................      1,511,250
  48,000 Luxottica Group S.p.A. ADR..............................      2,346,000
  56,000 McDonald's Corp.........................................      2,142,000
  55,000 Herman Miller, Inc......................................      1,471,250
  71,000 ServiceMaster Ltd. Partnership..........................      1,988,000
  87,000 Smart & Final, Inc......................................      1,685,625
  50,000 Wiley (John) & Sons, Inc., Class A......................      2,937,500
                                                                    ------------
                                                                      16,675,625
                                                                    ------------
         TECHNOLOGY -- 10.86%
  50,000 Adobe Systems, Inc......................................      2,587,500
  80,000 +Analog Devices, Inc....................................      2,770,000
 100,000 ECI Telecommunications..................................      2,225,000
 200,000 +Interleaf, Inc.........................................      2,000,000
 100,000 +Unitrode Corp..........................................      2,912,500
                                                                    ------------
                                                                      12,495,000
                                                                    ------------
         FINANCIAL -- 8.23%
  21,750 American International Group, Inc.......................      1,848,750
  21,000 Morgan Stanley Group, Inc...............................      2,018,625
  48,000 Mutual Risk Management Ltd..............................      1,896,000
  87,000 Pennsylvania Real Estate Investment Trust...............      1,892,250
  85,000 Wellsford Residential Properties........................      1,816,875
                                                                    ------------
                                                                       9,472,500
                                                                    ------------
         CONSUMER STAPLES -- 7.46%
  40,000 Gillette Co.............................................      1,905,000
  27,000 Johnson & Johnson.......................................      2,001,375
  22,000 Kellogg Co..............................................      1,592,250
  56,000 Novo-Nordisk A.S., ADR..................................      1,708,000
  50,000 +Sunrise Medical, Inc...................................      1,375,000
                                                                    ------------
                                                                       8,581,625
                                                                    ------------
         CAPITAL GOODS -- 7.04%
  35,500 Baldor Electric Co......................................        891,938
  56,000 Dover Corp..............................................      2,142,000
  41,300 Lincoln Electric Co.....................................      1,094,450
  37,000 Raychem Corp............................................      1,665,000
  42,000 Trinity Industries, Inc.................................      1,302,000
  15,041 Woodward Governor Co....................................      1,003,987
                                                                    ------------
                                                                       8,099,375
                                                                    ------------
         ENERGY -- 5.19%
  41,000 Norsk Hydro A.S., ADR...................................      1,768,125
 165,000 San Juan Basin Royalty Trust............................      1,134,375
  60,000 +SEACOR Holdings, Inc...................................      1,425,000
  96,250 +United Meridian Corp...................................      1,648,281
                                                                    ------------
                                                                       5,975,781
                                                                    ------------

                                                                      VALUE
   SHARES                                                            (NOTE 1)
 ----------                                                        ------------
            RAW/INTERMEDIATE
            MATERIALS -- 5.19%
     36,000 Nucor Corp..........................................   $  1,611,000
     62,000 Pall Corp...........................................      1,441,500
     30,000 Pioneer Hi-Bred International, Inc..................      1,380,000
     84,000 Worthington Industries, Inc.........................      1,543,500
                                                                   ------------
                                                                      5,976,000
                                                                   ------------
            UTILITIES -- 2.03%
     65,000 +NEXTEL Communications, Inc., Class A...............      1,096,875
     60,000 UGI Corp............................................      1,237,500
                                                                   ------------
                                                                      2,334,375
                                                                   ------------
            TRANSPORTATION -- 0.70%
    189,892 +Greyhound Lines, Inc...............................        807,041
                                                                   ------------
            TOTAL COMMON STOCKS (Cost $50,493,660)..............     70,417,322
                                                                   ------------
 CONVERTIBLE PREFERRED STOCKS -- 12.28%
            FINANCIAL -- 6.79%
    325,000 Capstead Mortgage Corp., Series B, Preferred
            Exchange $1.26......................................      4,225,000
     75,000 Catellus Development Corp., Series A, Preferred
            Exchange $3.75......................................      3,590,625
                                                                   ------------
                                                                      7,815,625
                                                                   ------------
            TRANSPORTATION -- 3.70%
     75,000 Delta Air Lines, Inc., Series C, Preferred Exchange
            $3.50...............................................      4,256,250
                                                                   ------------
            TECHNOLOGY -- 1.49%
     30,000 Storage Technology Corp., Preferred Exchange $3.50..      1,717,500
                                                                   ------------
            ENERGY -- 0.30%
      8,715 Maxus Energy Corp., Preferred Exchange $4.00........        346,421
                                                                   ------------
            TOTAL CONVERTIBLE PREFERRED STOCKS
            (Cost $14,287,082)..................................     14,135,796
                                                                   ------------
 PRINCIPAL
   AMOUNT
 ----------
 CORPORATE BONDS -- 5.08%
            RAW/INTERMEDIATE MATERIALS -- 2.67%
 $3,100,000 Fort Howard Sr. Notes, 9.25%, 03/15/2001............      3,076,750
                                                                   ------------
            TRANSPORTATION -- 2.41%
  2,975,000 Greyhound Lines, Inc., Debenture,
            10.00%, 07/31/2001..................................      2,766,750
                                                                   ------------
            TOTAL CORPORATE BONDS (Cost $5,836,920).............      5,843,500
                                                                   ------------

                       See Notes to Financial Statements

UST MASTER FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
INCOME AND GROWTH FUND (UNAUDITED)--(CONTINUED)

 PRINCIPAL                                                             VALUE
   AMOUNT                                                             (NOTE 1)
 ----------                                                         ------------
 CONVERTIBLE BONDS -- 17.29%
            TECHNOLOGY -- 9.69%
 $3,452,000 Kollmorgen Corp., Sub-Debenture, 8.75%, 05/01/2009...   $  3,365,700
  4,000,000 Network Equipment Technologies, Inc., Sub-Debenture,
            7.25%, 05/15/2014....................................      5,285,000
  2,540,000 Storage Technology Corp. 8.00%, 05/31/2015...........      2,505,075
                                                                    ------------
                                                                      11,155,775
                                                                    ------------
            ENERGY -- 3.88%
  4,600,000 AES Corp., Sub-Debenture, 6.50%, 03/15/2002..........      4,462,000
                                                                    ------------
            CONSUMER STAPLES -- 3.72%
  4,900,000 Novacare, Inc., Sub-Debenture, 5.50%, 01/15/2000.....      4,281,375
                                                                    ------------
            TOTAL CONVERTIBLE BONDS (Cost $17,504,268)...........     19,899,150
                                                                    ------------
 DEMAND NOTES -- 3.79%
  1,003,000 Associates Corp. of North America Master Notes.......      1,003,000
  3,363,000 General Electric Co. Promissory Notes................      3,363,000
                                                                    ------------
            TOTAL DEMAND NOTES
            (Cost $4,366,000)....................................      4,366,000
                                                                    ------------

TOTAL INVESTMENTS
(Cost $92,487,930*)..........................99.63%.$114,661,768
OTHER ASSETS & LIABILITIES (NET)...........   0.37       425,684
                                            ------  ------------
NET ASSETS................................. 100.00% $115,087,452
                                            ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security.
 ADR -- American Depositary Receipt.

                       See Notes to Financial Statements

UST MASTER FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
AGING OF AMERICA FUND (UNAUDITED)

                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                              -----------
 COMMON STOCKS -- 93.90%
        CONSUMER STAPLES -- 42.49%
 19,000 American Greetings Corp., Class A.........................   $   579,500
 13,000 Bausch & Lomb, Inc........................................       537,875
 13,000 Campbell Soup Co..........................................       653,250
 25,000 Carnival Corp., Class A...................................       600,000
 13,500 Columbia/HCA Healthcare Corp..............................       656,438
 11,500 Eastman Kodak Co..........................................       681,375
 12,000 +Forest Laboratories, Inc.................................       534,000
 21,500 Gaylord Entertainment.....................................       583,188
 11,000 General Mills, Inc........................................       613,250
 15,500 +Genzyme Corp.............................................       891,250
 16,000 Gillette Co...............................................       762,000
 13,500 International Flavors & Fragrances, Inc...................       651,375
 11,500 Johnson & Johnson.........................................       852,437
 27,000 Mattel, Inc...............................................       793,125
 21,600 Medtronic, Inc............................................     1,161,000
 15,000 PepsiCo, Inc..............................................       765,000
 15,500 Pfizer, Inc...............................................       827,312
 20,000 +Sunrise Medical, Inc.....................................       550,000
 14,500 United Healthcare Corp....................................       708,688
 14,000 +Value Health, Inc........................................       371,000
 12,500 Walt Disney Co............................................       717,188
                                                                     -----------
                                                                      14,489,251
                                                                     -----------
        CONSUMER CYCLICAL -- 27.85%
 21,500 +American Medical Response................................       610,063
 20,000 Black & Decker Corp.......................................       682,500
  6,400 Capital Cities/ABC, Inc...................................       752,800
 17,000 +Coleman Co., Inc.........................................       637,500
 10,500 Gannett Co., Inc..........................................       573,562
 20,500 +General Nutrition Cos., Inc..............................       922,500
 21,500 Lowe's Cos., Inc..........................................       645,000
 19,000 Marriott International, Inc...............................       710,125
 18,000 Masco Corp................................................       495,000
 14,200 Pittway Corp., Class A....................................       883,950
 11,000 Premark International, Inc................................       559,625
 23,000 Rite Aid Corp.............................................       644,000
 22,500 Stewart Enterprises, Inc., Class A........................       804,375
 14,500 Time Warner, Inc..........................................       576,375
                                                                     -----------
                                                                       9,497,375
                                                                     -----------
        FINANCIAL -- 12.55%
 17,000 American Express Co.......................................       754,375
 12,000 Barnett Banks of Florida, Inc.............................       679,500
  9,500 BayBanks, Inc.............................................       717,250
  8,000 Dean Witter Discover & Co.................................       450,000
 13,500 Standard Federal Bancorporation...........................       526,500
 26,000 Summit Bancorp. (New Jersey)..............................       718,250
  8,200 UNUM Corp.................................................       432,550
                                                                     -----------
                                                                       4,278,425
                                                                     -----------

                                                                        VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                          -----------
            TECHNOLOGY -- 5.02%
      9,000 +Intuit, Inc..........................................   $   423,000
     11,300 Motorola, Inc.........................................       863,037
     18,500 Sensormatics Electronics Corp.........................       425,500
                                                                     -----------
                                                                       1,711,537
                                                                     -----------
            UTILITIES -- 3.34%
     10,500 AT&T Corp.............................................       690,375
     14,000 +Worldcom, Inc........................................       449,750
                                                                     -----------
                                                                       1,140,125
                                                                     -----------
            CAPITAL GOODS -- 2.65%
     19,500 +Thermo Electron Corp.................................       904,312
                                                                     -----------
            TOTAL COMMON STOCKS (Cost $25,988,411)................    32,021,025
                                                                     -----------
 PRINCIPAL
   AMOUNT
 ----------
 DEMAND NOTES -- 5.86%
 $  665,000 Associates Corp. of North America Master Notes........       665,000
  1,335,000 General Electric Co. Promissory Notes.................     1,335,000
                                                                     -----------
            TOTAL DEMAND NOTES
            (Cost $2,000,000).....................................     2,000,000
                                                                     -----------

TOTAL INVESTMENTS
(Cost $27,988,411*)........................................  99.76% $34,021,025
OTHER ASSETS & LIABILITIES (NET)...........................   0.24       80,692
                                                            ------  -----------
NET ASSETS................................................. 100.00% $34,101,717
                                                            ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security.

                       See Notes to Financial Statements

UST MASTER FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
BUSINESS AND INDUSTRIAL RESTRUCTURING FUND (UNAUDITED)

                                                                       VALUE
 SHARES                                                              (NOTE 1)
 -------                                                            -----------
 COMMON STOCKS -- 95.60%
         CONSUMER STAPLES -- 27.29%
  20,000 AHI Healthcare Systems, Inc.............................   $   310,000
  50,000 Allied Healthcare Products, Inc.........................       900,000
  30,000 +Amerisource Health Corp., Class A......................       810,000
  35,000 +Apria Healthcare Group, Inc............................       848,750
  10,000 Avon Products, Inc......................................       717,500
  53,000 +Beverly Enterprises....................................       728,750
  10,000 Bristol-Myers Squibb Co.................................       728,750
  12,000 CPC International, Inc..................................       792,000
  28,000 Dial Corp...............................................       693,000
  13,000 Eastman Kodak Co........................................       770,250
  30,000 +FHP International Corp.................................       720,000
 115,000 Food Lion, Inc..........................................       690,000
  13,000 General Mills, Inc......................................       724,750
  25,000 IVAX Corp...............................................       753,125
  30,000 +MediSense, Inc.........................................       720,000
  53,000 +Pepsi-Cola Puerto Rico Bottling Co., Class B...........       689,000
  40,000 Sunbeam Corp............................................       595,000
  30,000 United Wisconsin Services, Inc..........................       716,250
   8,000 Warner Lambert Co.......................................       762,000
                                                                    -----------
                                                                     13,669,125
                                                                    -----------
         TECHNOLOGY -- 20.73%
  30,000 Bell & Howell Holdings Co...............................       765,000
  40,000 +Black Box Corp.........................................       720,000
  25,000 +Elsag Bailey Process Automation ADR....................       815,625
  60,000 +General DataComm Industries., Inc......................       885,000
  11,000 International Business Machines Corp....................     1,038,125
  25,000 +International Rectifier Corp...........................     1,006,250
  35,000 +Intersolv, Inc.........................................       695,625
  55,000 +Phoenix Technologies Ltd...............................       694,375
  17,000 +Plantronics, Inc.......................................       618,375
 115,000 +Plasma-Therm, Inc......................................       488,750
  25,000 +Storage Technology Corp................................       612,500
  16,000 Texas Instruments, Inc..................................     1,278,000
  14,000 Watkins Johnson Co......................................       766,500
                                                                    -----------
                                                                     10,384,125
                                                                    -----------
         FINANCIAL -- 19.07%
  14,800 American Eagle Group....................................       153,550
  10,000 Bankers Trust New York Corp.............................       702,500
  30,500 CRA Managed Care, Inc...................................       648,125
  10,500 First Chicago Corp......................................       720,562
  13,000 First Union Corp. (N.C.)................................       663,000
  31,000 Health and Retirement Properties Trust..................       484,375
  25,000 Invesco PLC-Sponsored ADR...............................       862,500
  50,000 ISB Financial Corp......................................       775,000
  17,000 Mellon Bank Corp........................................       758,625
  18,000 Midlantic Corp..........................................       976,500
  43,000 MS Financial, Inc.......................................       483,750
  55,000 +Riggs National Corp....................................       694,375

                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                              -----------
        FINANCIAL -- (CONTINUED)
 12,500 Student Loan Marketing Association........................   $   675,000
 18,000 Travelers, Inc............................................       956,250
                                                                     -----------
                                                                       9,554,112
                                                                     -----------
        RAW/INTERMEDIATE
        MATERIALS -- 8.91%
 16,000 Cambrex Corp..............................................       644,000
 10,000 Dow Chemical Co...........................................       745,000
 50,000 Fort Howard Corp..........................................       762,500
 11,700 OM Group, Inc.............................................       351,000
 11,500 St. Joe Paper Co..........................................       731,688
 23,000 Wellman, Inc..............................................       563,500
 10,000 W. R. Grace Co............................................       667,500
                                                                     -----------
                                                                       4,465,188
                                                                     -----------
        ENERGY -- 5.26%
 51,700 Flores & Rucks, Inc.......................................       594,550
  6,500 Mobil Corp................................................       647,562
 75,000 +Nabors Industries, Inc...................................       707,813
 38,000 YPF S.A. ADR..............................................       684,000
                                                                     -----------
                                                                       2,633,925
                                                                     -----------
        UTILITIES -- 4.55%
 52,570 +Century Communications Corp.,
        Class A...................................................       529,234
 35,000 Mobilemedia Corp..........................................       945,000
 25,000 +Worldcom, Inc............................................       803,125
                                                                     -----------
                                                                       2,277,359
                                                                     -----------
        CAPITAL GOODS -- 4.12%
 15,000 Allied Signal, Inc........................................       661,875
  8,400 McDonnell Douglas Corp....................................       695,100
  8,000 United Technologies Corp..................................       707,000
                                                                     -----------
                                                                       2,063,975
                                                                     -----------
        CONSUMER CYCLICAL -- 3.46%
 20,500 Congoleum Corp., Class A..................................       215,250
 25,000 +Lear Seating Corp........................................       734,375
 18,000 +Multimedia, Inc..........................................       783,000
                                                                     -----------
                                                                       1,732,625
                                                                     -----------
        HOLDING COMPANY DIVERSIFIED -- 1.12%
  8,000 Internatio-Muller N.V.....................................       563,211
                                                                     -----------
        TRANSPORTATION -- 1.09%
 22,425 +Southern Pacific Rail Corp...............................       543,806
                                                                     -----------
        TOTAL COMMON STOCKS
        (Cost $38,155,180)........................................    47,887,451
                                                                     -----------

                       See Notes to Financial Statements

UST MASTER FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
BUSINESS AND INDUSTRIAL RESTRUCTURING FUND (UNAUDITED)--(CONTINUED)

                                                                        VALUE
  SHARES                                                              (NOTE 1)
 ---------                                                           -----------
 CONVERTIBLE PREFERRED STOCKS--1.35%
           CONSUMER STAPLES -- 1.35%
  100,000  RJR Nabisco Holdings, Series C (Cost $641,928).........   $   675,000
                                                                     -----------
 PRINCIPAL
  AMOUNT
 ---------
 CONVERTIBLE BONDS -- 1.02%
           ENERGY -- 1.02%
 $ 20,000  Atlantic Richfield 9.00, 9/15/97 (Cost $495,000).......       510,000
                                                                     -----------
 DEMAND NOTES -- 2.45%
  492,000  Associates Corp. of North America Master Notes.........       492,000
  736,000  General Electric Co. Promissory Notes..................       736,000
                                                                     -----------
           TOTAL DEMAND NOTES
           (Cost $1,228,000)......................................     1,228,000
                                                                     -----------

TOTAL INVESTMENTS
(Cost $40,520,108*)........................................ 100.42% $50,300,451
OTHER ASSETS & LIABILITIES (NET)...........................  (0.42)    (208,256)
                                                            ------  -----------
NET ASSETS................................................. 100.00% $50,092,195
                                                            ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security.
 ADR--American Depositary Receipt.

                       See Notes to Financial Statements

UST MASTER FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
COMMUNICATION AND ENTERTAINMENT FUND (UNAUDITED)

                                                                        VALUE
 SHARES                                                               (NOTE 1)
 -------                                                             -----------
 COMMON STOCKS -- 88.53%
         TECHNOLOGY -- 38.70%
  20,600 Adobe Systems, Inc.......................................   $ 1,066,050
  36,300 +AirTouch Communications, Inc............................     1,111,688
  50,000 Computer Learning Centers, Inc...........................       537,500
  65,900 ECI Telecommunications Limited Designs...................     1,466,275
  38,200 +Electronic Arts, Inc. ..................................     1,399,075
  92,400 +General DataComm Industries, Inc........................     1,362,900
  32,600 +Informix Corp...........................................     1,059,500
  57,000 Metricom, Inc............................................     1,239,750
  17,100 Motorola, Inc............................................     1,306,013
  17,500 Nokia Corp., Class A ADR.................................     1,220,625
 108,900 +Phoenix Technologies Ltd................................     1,374,863
  40,000 +Recoton Corp............................................     1,070,000
  30,000 +SDL, Inc................................................       832,500
  13,000 Texas Instruments, Inc...................................     1,038,375
  43,500 +Unitrode Corp...........................................     1,266,938
                                                                     -----------
                                                                      17,352,052
                                                                     -----------
         CONSUMER CYCLICAL -- 32.42%
  50,000 +Activision, Inc.........................................       787,500
  42,500 +Franklin Electronic Publishers, Inc.....................     1,673,437
  16,300 Gannett Co., Inc.........................................       890,387
  30,000 Gaylord Entertainment....................................       813,750
  21,900 Houghton Mifflin Co......................................     1,018,350
  24,800 +King World Productions, Inc.............................       908,300
  24,250 +Paging Network, Inc.....................................     1,164,000
  17,700 +Scholastic Corp.........................................     1,110,675
  30,000 +Silicon Graphics, Inc...................................     1,031,250
  40,000 Tele-Communications, Inc., Class A.......................     1,060,000
 178,000 Television Broadcasts Ltd. ADR...........................       716,033
  23,884 +Viacom, Inc., Class B...................................     1,188,229
  18,550 Walt Disney Co...........................................     1,064,306
  18,900 Wiley (John) & Sons, Inc., Class A.......................     1,110,375
                                                                     -----------
                                                                      14,536,592
                                                                     -----------
         UTILITIES -- 14.33%
  24,000 Ameritech Corp...........................................     1,251,000
  20,800 AT&T Corp................................................     1,367,600
  20,600 +DSC Communications Corp.................................     1,220,550
  46,600 MCI Communications Corp..................................     1,211,600
  31,400 +MFS Communications Co., Inc.............................     1,373,750
                                                                     -----------
                                                                       6,424,500
                                                                     -----------
         CONSUMER STAPLES -- 3.08%
  43,800 +Sylvan Learning Systems, Inc............................     1,379,700
                                                                     -----------
         TOTAL COMMON STOCKS
         (Cost $29,775,856).......................................    39,692,844
                                                                     -----------

 PRINCIPAL                                                             VALUE
   AMOUNT                                                            (NOTE 1)
 ----------                                                         -----------
 CONVERTIBLE BONDS -- 4.41%
            CONSUMER CYCLICAL -- 2.36%
 $1,018,400 Time Warner, Inc., Series C, Debenture, 8.75%,
            01/10/2015...........................................   $ 1,060,409
                                                                    -----------
            TECHNOLOGY -- 2.05%
    931,000 Storage Technology Corp.
            8.00%, 05/31/2015....................................       918,199
                                                                    -----------
            TOTAL CONVERTIBLE BONDS (Cost $1,888,715)............     1,978,608
                                                                    -----------
 DEMAND NOTES -- 6.78%
  1,157,000 Associates Corp. of North America Master Notes.......     1,157,000
  1,884,000 General Electric Co. Promissory Notes................     1,884,000
                                                                    -----------
            TOTAL DEMAND NOTES
            (Cost $3,041,000)....................................     3,041,000
                                                                    -----------

TOTAL INVESTMENTS
(Cost $34,705,571*)........................................  99.72% $44,712,452
OTHER ASSETS & LIABILITIES (NET)...........................   0.28      123,910
                                                            ------  -----------
NET ASSETS................................................. 100.00% $44,836,362
                                                            ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security.
 ADR--American Depositary Receipt.

                       See Notes to Financial Statements

UST MASTER FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
EARLY LIFE CYCLE FUND (UNAUDITED)

                                                                        VALUE
 SHARES                                                               (NOTE 1)
 -------                                                             -----------
 COMMON STOCKS -- 92.54%
         TECHNOLOGY -- 25.32%
  24,100 Adobe Systems, Inc.......................................   $ 1,247,175
  32,000 +Asyst Technologies, Inc.................................     1,448,000
  60,000 +Informix Corp...........................................     1,950,000
  70,900 +Intersolv, Inc..........................................     1,409,138
  81,900 Metricom, Inc............................................     1,781,325
  70,000 +Perceptron, Inc.........................................     1,680,000
 134,000 +Phoenix Technologies Ltd................................     1,691,750
  50,000 SDL, Inc.................................................     1,387,500
  23,000 +StrataCom, Inc..........................................     1,262,125
  61,000 +System Software Associates, Inc.........................     2,447,625
  81,000 +Thermedics, Inc.........................................     1,609,875
  38,700 +Wall Data, Inc..........................................       667,575
                                                                     -----------
                                                                      18,582,088
                                                                     -----------
         CONSUMER STAPLES -- 22.60%
 175,000 +Alliance Pharmaceutical Corp............................     2,100,000
  46,700 Allied Healthcare Products, Inc..........................       840,600
 111,600 +Benson Eyecare Corp.....................................     1,102,050
  31,900 +Coastal Physician Group, Inc............................       558,250
  24,700 +Genzyme Corp............................................     1,420,250
  91,000 Goodmark Foods...........................................     1,638,000
  37,000 I-Stat Corp..............................................     1,378,250
  98,686 +Ligand Pharmaceuticals, Class B.........................       962,189
  56,500 Pepsi-Cola Puerto Rico Bottling Co., Class B.............       734,500
  58,000 Physician Reliance Network, Inc..........................     2,102,500
  63,500 +Quantum Health Resources, Inc...........................       666,750
  48,000 +Sunrise Medical, Inc....................................     1,320,000
 105,000 Veterinary Centers of America, Inc.......................     1,758,750
                                                                     -----------
                                                                      16,582,089
                                                                     -----------
         CONSUMER CYCLICAL -- 16.40%
 110,000 +Activision, Inc.........................................     1,732,500
  48,300 Allen Group, Inc.........................................     1,750,875
  36,600 +Bell Sports Corp........................................       393,450
  57,250 Comcast Corp., Class A Special...........................     1,145,000
  30,000 Exide Corp...............................................     1,500,000
  48,300 +Franklin Electronic Publishers, Inc.....................     1,901,812
  76,000 Recovery Engineering, Inc................................     1,197,000
 105,000 +Stimsonite Corp.........................................     1,233,750
  80,000 +Westcott Communications, Inc............................     1,180,000
                                                                     -----------
                                                                      12,034,387
                                                                     -----------
         FINANCIAL -- 12.42%
  20,000 Alex Brown, Inc..........................................     1,167,500
 135,000 +Americredit Corp........................................     2,008,125
  88,500 +Capsure Holdings Corp...................................     1,216,875
  31,300 First American Corp. (Tennessee).........................     1,345,900
  61,000 Homestate Holdings, Inc..................................       518,500
  57,000 Integon Corp.............................................     1,004,625
  96,000 +National Auto Credit, Inc...............................     1,848,000
                                                                     -----------
                                                                       9,109,525
                                                                     -----------

                                                                        VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                          -----------
            CAPITAL GOODS -- 9.14%
    106,700 +BE Aerospace, Inc....................................   $   893,612
     75,000 Harmon Industries, Inc................................     1,050,000
     76,500 Juno Lighting, Inc....................................     1,128,375
     36,000 +Lindsay Manufacturing Co.............................     1,170,000
     28,000 Teleflex, Inc.........................................     1,134,000
     64,000 TriMas Corp...........................................     1,328,000
                                                                     -----------
                                                                       6,703,987
                                                                     -----------
            TRANSPORTATION -- 4.03%
     63,000 Air Express International Corp........................     1,559,250
     75,000 SkyWest, Inc..........................................     1,396,875
                                                                     -----------
                                                                       2,956,125
                                                                     -----------
            ENERGY -- 1.17%
     71,000 Snyder Oil Corp.......................................       860,875
                                                                     -----------
            RAW/INTERMEDIATE MATERIALS -- 1.13%
     94,400 +Steel of West Virginia, Inc..........................       826,000
                                                                     -----------
            UTILITIES -- 0.33%
     72,000 +New World Power Corp.................................       243,000
                                                                     -----------
            TOTAL COMMON STOCKS
            (Cost $54,145,893)....................................    67,898,076
                                                                     -----------
 PRINCIPAL
   AMOUNT
 ----------
 DEMAND NOTES -- 8.43%
 $1,295,000 Associates Corp. of North America Master Notes........     1,295,000
  4,895,000 General Electric Co. Promissory Notes.................     4,895,000
                                                                     -----------
            TOTAL DEMAND NOTES
            (Cost $6,190,000).....................................     6,190,000
                                                                     -----------

TOTAL INVESTMENTS
(Cost $60,335,893*)........................................ 100.97% $74,088,076
OTHER ASSETS & LIABILITIES (NET)...........................  (0.97)    (713,796)
                                                            ------  -----------
NET ASSETS................................................. 100.00% $73,374,280
                                                            ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security.

                       See Notes to Financial Statements

UST MASTER FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
ENVIRONMENTALLY-RELATED PRODUCTS AND SERVICES FUND (UNAUDITED)

                                                                        VALUE
 SHARES                                                                (NOTE 1)
 ------                                                               ----------
 COMMON STOCKS -- 96.35%
        TECHNOLOGY -- 25.29%
  3,000 +Active Voice Corp.........................................   $   84,750
  3,500 +Asyst Technologies, Inc...................................      158,375
  3,500 Honeywell Corp.............................................      150,062
  4,000 +ITI Technologies, Inc.....................................      108,000
  9,000 Memtec Ltd. ADR............................................      157,500
  6,000 +Molten Metal Technology, Inc..............................      192,000
  5,000 Sensormatic Electronics Corp...............................      115,000
  4,500 +Thermo Instrument Systems, Inc............................      124,875
                                                                      ----------
                                                                       1,090,562
                                                                      ----------
        CAPITAL GOODS -- 24.78%
 10,000 BHA Group, Inc.............................................      135,000
  3,000 Browning-Ferris Industries, Inc............................       91,125
 10,000 Continental Waste Industries, Inc..........................      165,000
  3,000 Harsco Corp................................................      166,875
  5,000 Recovery Engineering, Inc..................................       78,750
  3,000 Stewart & Stevenson Services, Inc..........................       96,750
  4,500 +Thermo Electron Corp......................................      208,688
  3,000 York International Corp....................................      126,375
                                                                      ----------
                                                                       1,068,563
                                                                      ----------
        RAW/INTERMEDIATE
        MATERIALS -- 24.55%
  7,000 Caraustar Industries, Inc..................................      136,500
  6,000 Engelhard Corp.............................................      152,250
  7,000 +Fort Howard Corp..........................................      106,750
  5,000 +Ionics, Inc...............................................      208,125
  3,500 Minerals Technologies, Inc.................................      131,687
  5,000 Pall Corp..................................................      116,250
  5,000 Pioneer Hi-Bred International, Inc.........................       92,000
  5,000 +Tetra Tech, Inc...........................................      115,000
                                                                      ----------
                                                                       1,058,562
                                                                      ----------
        ENERGY -- 9.00%
  2,500 Fluor Corp.................................................      140,000
 10,000 +Thermo Power Corp.........................................      158,750
  6,000 Wheelabrator Technologies, Inc.............................       89,250
                                                                      ----------
                                                                         388,000
                                                                      ----------

                                                                        VALUE
  SHARES                                                               (NOTE 1)
  ------                                                              ----------
           CONSUMER CYCLICAL -- 5.08%
    5,000  Ultralife Batteries, Inc................................   $  121,250
    4,000  Wellman, Inc............................................       98,000
                                                                      ----------
                                                                         219,250
                                                                      ----------
           CONSUMER STAPLES -- 4.80%
    5,000  +Safety 1st, Inc........................................      103,750
    2,000  Schering-Plough Corp....................................      103,000
                                                                      ----------
                                                                         206,750
                                                                      ----------
           UTILITIES -- 2.85%
    6,000  +California Energy Co., Inc.............................      123,000
                                                                      ----------
           TOTAL COMMON STOCKS
           (Cost $3,192,351).......................................    4,154,687
                                                                      ----------
 PRINCIPAL
  AMOUNT
 ---------
 DEMAND NOTES -- 3.48%
 $150,000  General Electric Co. Promissory Notes (Cost $150,000)...      150,000
                                                                      ----------

TOTAL INVESTMENTS
(Cost $3,342,351*)..........................................  99.83% $4,304,687
OTHER ASSETS AND LIABILITIES (NET)..........................   0.17       7,453
                                                             ------  ----------
NET ASSETS.................................................. 100.00% $4,312,140
                                                             ======  ==========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security.
 ADR -- American Depositary Receipt.

                       See Notes to Financial Statements

UST MASTER FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
GLOBAL COMPETITORS FUND (UNAUDITED)

                                                                        VALUE
 SHARES                                                                (NOTE 1)
 ------                                                               ----------
 COMMON STOCKS -- 93.05%
        CONSUMER STAPLES -- 19.12%
 16,000 CPC International, Inc.....................................   $1,056,000
 23,000 Gillette Co................................................    1,095,375
  3,000 L'Oreal....................................................      765,387
 23,000 Libbey, Inc. ..............................................      549,125
 22,000 Pfizer, Inc. ..............................................    1,174,250
 15,000 Procter & Gamble Co........................................    1,155,000
 23,000 Schering-Plough Corp.......................................    1,184,500
 40,000 Sunbeam-Oster Co., Inc.....................................      595,000
 15,000 Walt Disney Co. ...........................................      860,625
                                                                      ----------
                                                                       8,435,262
                                                                      ----------
        TECHNOLOGY -- 17.88%
 17,000 Adobe Systems, Inc.........................................      879,750
 27,000 Astra AB, Class A Free.....................................      950,882
 32,000 +Informix Corp.............................................    1,040,000
 30,000 +Intersolv, Inc. ..........................................      596,250
 14,000 Motorola, Inc. ............................................    1,069,250
 30,000 +Silicon Graphics, Inc. ...................................    1,031,250
 14,000 Texas Instruments, Inc. ...................................    1,118,250
 25,500 +Thermolase Corp. .........................................      519,563
 41,000 ThermoSpectra Corp.........................................      686,750
                                                                      ----------
                                                                       7,891,945
                                                                      ----------
        CONSUMER CYCLICAL -- 15.44%
 26,000 Duracell International, Inc................................    1,166,750
 24,000 Goodyear Tire and Rubber Co. ..............................      945,000
 10,000 Hilton Hotels Corp.........................................      638,750
 31,000 Luxottica Group S.p.A ADR..................................    1,515,125
 26,000 McDonald's Corp. ..........................................      994,500
 20,000 +Nu-Kote Holdings, Inc., Class A...........................      435,000
 22,500 +Viacom, Inc., Class B.....................................    1,119,375
                                                                      ----------
                                                                       6,814,500
                                                                      ----------
        CAPITAL GOODS -- 9.82%
 18,000 General Electric Co. ......................................    1,147,500
 17,000 Illinois Tool Works, Inc...................................    1,000,875
 35,000 +Thermo Electron Corp. ....................................    1,623,125
 21,750 Thermo Remediation, Inc. ..................................      323,531
 15,000 +Thermo Voltek Corp. ......................................      238,125
                                                                      ----------
                                                                       4,333,156
                                                                      ----------
        FINANCIAL -- 9.53%
 17,000 American International Group, Inc. ........................    1,445,000
 20,000 Citicorp...................................................    1,415,000
 14,000 Morgan Stanley Group, Inc. ................................    1,345,750
                                                                      ----------
                                                                       4,205,750
                                                                      ----------
        UTILITIES -- 8.91%
 10,000 +AirTouch Communications, Inc. ............................      306,250
 15,000 AT&T Corp..................................................      986,250
 30,000 +LCI International, Inc. ..................................    1,177,500
 20,000 MCI Communications Corp....................................      520,000
 23,000 Vodafone Group plc ADR.....................................      943,000
                                                                      ----------
                                                                       3,933,000
                                                                      ----------

                                                                       VALUE
  SHARES                                                              (NOTE 1)
 ---------                                                           ----------
           ENERGY -- 8.15%
   10,000  Anadarko Petroleum Corp. ..............................   $  473,750
   21,000  Chevron Corp...........................................    1,021,125
   10,000  Mobil Corp. ...........................................      996,250
    9,000  Royal Dutch Petroleum Co...............................    1,104,750
                                                                     ----------
                                                                      3,595,875
                                                                     ----------
           RAW/INTERMEDIATE MATERIALS -- 3.45%
   20,000  +Crown Cork & Seal Co., Inc............................      775,000
   10,000  Dow Chemical Co. ......................................      745,000
                                                                     ----------
                                                                      1,520,000
                                                                     ----------
           TRANSPORTATION -- 0.75%
    5,000  Union Pacific Corp.....................................      331,250
                                                                     ----------
           TOTAL COMMON STOCKS
           (Cost $33,277,473).....................................   41,060,738
                                                                     ----------
 CONVERTIBLE PREFERRED STOCKS -- 2.44%
           TRANSPORTATION -- 2.44%
   19,000  Delta Air Lines, Inc., Series C, Preferred Exchange
           $3.50 (Cost $981,885)..................................    1,078,250
                                                                     ----------
 PRINCIPAL
  AMOUNT
 ---------
 CONVERTIBLE BONDS -- 1.34%
           CONSUMER CYCLICAL -- 1.34%
 $435,000  General Instruments Corp., Jr. Subordinated, 5.00%,
           06/15/2000 (Cost $553,109).............................      589,969
                                                                     ----------
 DEMAND NOTES -- 3.97%
  984,000  Associates Corp. of North America Master Notes.........      984,000
  767,000  General Electric Co. Promissory Notes..................      767,000
                                                                     ----------
           TOTAL DEMAND NOTES
           (Cost $1,751,000)......................................    1,751,000
                                                                     ----------

TOTAL INVESTMENTS
(Cost $36,563,467*)........................................ 100.80% $44,479,957
OTHER ASSETS & LIABILITIES (NET)...........................  (0.80)   (352,170)
                                                            ------  -----------
NET ASSETS................................................. 100.00% $44,127,787
                                                            ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security.
 ADR -- American Depositary Receipt.

                       See Notes to Financial Statements

UST MASTER FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
LONG-TERM SUPPLY OF ENERGY FUND (UNAUDITED)

                                                                        VALUE
 SHARES                                                               (NOTE 1)
 -------                                                             -----------
 COMMON STOCKS -- 95.05%
         ENERGY -- 71.22%
  12,000 Amoco Corp...............................................   $   769,500
  18,000 Anadarko Petroleum Corp..................................       852,750
  19,000 Burlington Resources, Inc................................       736,250
  14,000 Chevron Corp.............................................       680,750
  34,000 +Crown Central Petroleum, Class B........................       531,250
  15,000 Exxon Corp...............................................     1,083,750
  70,000 Hugoton Energy Corp......................................       647,500
  20,000 Imperial Oil Ltd.........................................       745,000
 149,400 +McFarland Energy, Inc...................................     1,008,450
   9,500 Mobil Corp...............................................       946,438
  21,000 Norsk Hydro A.S., ADR....................................       905,625
   9,000 Royal Dutch Petroleum Co.................................     1,104,750
  26,400 +SEACOR Holdings, Inc....................................       627,000
  12,000 Schlumberger Ltd.........................................       783,000
  19,800 +Tejas Gas Corp..........................................     1,009,800
  87,000 +Tejas Power Corp., Class A..............................       826,500
  52,000 +United Meridian Corp....................................       890,500
  50,000 Vintage Petroleum, Inc...................................     1,050,000
                                                                     -----------
                                                                      15,198,813
                                                                     -----------
         UTILITIES -- 9.71%
  59,000 +AES Corp................................................     1,121,000
  50,000 +New World Power Corp....................................       168,750
  38,000 UGI Corp.................................................       783,750
                                                                     -----------
                                                                       2,073,500
                                                                     -----------
         CONSUMER CYCLICAL -- 8.24%
  20,000 Duracell International, Inc..............................       897,500
  17,200 Exide Corp...............................................       860,000
                                                                     -----------
                                                                       1,757,500
                                                                     -----------

                                                                        VALUE
  SHARES                                                              (NOTE 1)
 ---------                                                           -----------
           TECHNOLOGY -- 3.20%
   70,000  Energy Research Corp...................................   $   682,500
                                                                     -----------
           CAPITAL GOODS -- 2.68%
   24,000  Dresser Industries, Inc................................       573,000
                                                                     -----------
           TOTAL COMMON STOCKS
           (Cost $18,872,810).....................................    20,285,313
                                                                     -----------
 PRINCIPAL
  AMOUNT
 ---------
 DEMAND NOTES -- 4.57%
 $487,000  Associates Corp. of North America Master Notes.........       487,000
  489,000  General Electric Co. Promissory Notes..................       489,000
                                                                     -----------
           TOTAL DEMAND NOTES
           (Cost $976,000)........................................       976,000
                                                                     -----------

TOTAL INVESTMENTS
(Cost $19,848,810*)........................................  99.62% $21,261,313
OTHER ASSETS & LIABILITIES (NET)...........................   0.38       80,090
                                                            ------  -----------
NET ASSETS................................................. 100.00% $21,341,403
                                                            ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security.
 ADR--American Depositary Receipt.

                       See Notes to Financial Statements

UST MASTER FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
PRODUCTIVITY ENHANCERS FUND (UNAUDITED)

                                                                        VALUE
 SHARES                                                               (NOTE 1)
 -------                                                             -----------
 COMMON STOCKS -- 91.71%
         CAPITAL GOODS -- 41.23%
  20,000 Allied Signal, Inc.......................................   $   882,500
  12,000 AMP, Inc.................................................       462,000
  45,000 Bridgeport Machines, Inc.................................       787,500
  12,000 +Cognex Corp.............................................       570,000
  25,000 Crane, Co................................................       862,500
  25,000 Donaldson Co., Inc.......................................       615,625
  22,000 Dover Corp...............................................       841,500
   7,000 Emerson Electric, Co. ...................................       500,500
  20,000 Honeywell Corp...........................................       857,500
  20,000 IDEX Corp................................................       715,000
  16,000 Illinois Tool Works, Inc.................................       942,000
  12,000 Parker-Hannifin Corp.....................................       456,000
  10,000 Rockwell International Corp. ............................       472,500
  15,000 +Thermo Electron Corp....................................       695,625
  22,000 Veeco Instruments, Inc...................................       566,500
  21,000 +Vishay Intertechnology, Inc. ...........................       882,000
  22,000 +Wolverine Tube, Inc.....................................       833,250
                                                                     -----------
                                                                      11,942,500
                                                                     -----------
         TECHNOLOGY -- 28.90%
  10,000 Adobe Systems, Inc.......................................       517,500
   5,000 +Cabletron Systems, Inc..................................       329,375
   7,000 +Cisco Systems, Inc......................................       483,000
  10,000 +Compaq Computer.........................................       483,750
  15,000 +Digital Equipment Corp..................................       684,375
  25,000 +Elsag Bailey Process Automation ADR.....................       815,625
   5,000 Hewlett-Packard Co. .....................................       416,875
  10,000 International Business Machines Corp.....................       943,750
  17,000 Littlefuse, Inc..........................................       539,750
  10,000 +LSI Logic Corp..........................................       577,500
   8,000 Micron Technology........................................       636,000
   5,000 Motorola, Inc............................................       381,875
  10,000 +Oracle System Corp......................................       382,500
  20,000 +Perceptron, Inc.........................................       480,000
 165,000 +Plasma-Therm, Inc.......................................       701,250
                                                                     -----------
                                                                       8,373,125
                                                                     -----------

                                                                       VALUE
   SHARES                                                            (NOTE 1)
 ----------                                                         -----------
            CONSUMER CYCLICAL -- 13.41%
     14,000 Chrysler Corp........................................   $   742,000
     20,000 General Motors, Class E..............................       910,000
     30,000 Kaydon Corp..........................................       885,000
     20,000 +Lear Seating Corp...................................       587,500
      9,000 Lowe's Cos., Inc.....................................       270,000
     22,000 Mark IV Industries, Inc..............................       489,500
                                                                    -----------
                                                                      3,884,000
                                                                    -----------
            FINANCIAL -- 6.32%
     20,000 Citicorp.............................................     1,415,000
     15,000 Summit Bancorporation (New Jersey)...................       414,375
                                                                    -----------
                                                                      1,829,375
                                                                    -----------
            RAW/INTERMEDIATE MATERIALS -- 1.85%
     12,000 Nucor Corp...........................................       537,000
                                                                    -----------
            TOTAL COMMON STOCKS
            (Cost $25,437,111)...................................    26,566,000
                                                                    -----------
 PRINCIPAL
   AMOUNT
 ----------
 DEMAND NOTES -- 17.92%
 $5,192,000 General Electric Co. Promissory Notes (Cost
            $5,192,000)..........................................     5,192,000
                                                                    -----------

TOTAL INVESTMENTS
(Cost $30,629,111*)........................................ 109.63% $31,758,000
OTHER ASSETS & LIABILITIES (NET)...........................  (9.63)  (2,790,601)
                                                            ------  -----------
NET ASSETS................................................. 100.00% $28,967,399
                                                            ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security.
 ADR -- American Depositary Receipt.

                       See Notes to Financial Statements

                            UST MASTER FUNDS, INC.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  UST Master Funds, Inc. ("Master Fund") was incorporated under the laws of the State of Maryland on August 2, 1984 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

  Master Fund currently offers shares in twenty managed investment portfolios, each having its own investment objectives and policies.

  The following is a summary of significant accounting policies for Equity Fund, Income and Growth Fund, Aging of America Fund, Business and Industrial Restructuring Fund, Communication and Entertainment Fund, Early Life Cycle Fund, Environmentally-Related Products and Services Fund, Global Competitors Fund, Long-Term Supply of Energy Fund and Productivity Enhancers Fund (the "Portfolios"). The financial statements for the remaining portfolios of Master Fund and UST Master Tax-Exempt Fund, Inc. ("Master Tax-Exempt Fund") are presented separately.

  (A) PORTFOLIO VALUATION:

    Investments in securities that are traded on a recognized stock exchange are valued at the last sale price on the exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded over-the-counter are valued each business day on the basis of the closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid prices (as calculated by an independent pricing service (the "Service") based upon its evaluation of the market for such securities) when, in the judgement of the Service, quoted bid prices for securities are readily available and are representative of the bid side of the market. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then a fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors. A security which is traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market on which the security is traded. Securities for which market quotations are not readily available are valued at fair value, pursuant to guidelines adopted by Master Fund's Board of Directors. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

    All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Directors. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

    Forward foreign currency exchange contracts: The Portfolios' participation in forward currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of a Portfolio generally arising in connection with the purchase or sale of its portfolio securities. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risk may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. Realized gains or losses arising from such transactions are included in net realized gains or losses from foreign currency transactions.

  (B) SECURITY TRANSACTIONS AND INVESTMENT INCOME:

    Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, including where applicable, amortization of discount on investments, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolios are informed of the dividend.

  (C) REPURCHASE AGREEMENTS:

    Master Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and Master Fund's agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with Master Fund's custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value greater than 101% of the repurchase price (including accrued interest).

    If the value of the underlying security, including accrued interest, falls below the value of 101% of the repurchase price plus accrued interest, Master Fund will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Portfolio of Master Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

  (D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    Dividends from net investment income are declared and paid quarterly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least annually.

    Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, partnership income, deferral of losses on wash sales and post-October losses.

    In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

  (E) FEDERAL TAXES:

    It is the policy of Master Fund that each Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

    At March 31, 1995, the following Portfolios had approximate capital loss carryforwards for Federal tax purposes available to offset future net capital gains through the indicated expiration dates:

                                                 EXPIRATION DATE
                                                    MARCH 31,
                                            -------------------------
                                              2001     2002    2003    TOTAL
                                            -------- -------- ------- --------
   Equity.................................. $206,000 $    --  $   --  $206,000
   Aging of America Fund...................      --    54,000 279,000  333,000
   Environmentally-Related Products and
    Services Fund..........................      --   154,000  52,000  206,000
   Global Competitors Fund.................      --    31,000 197,000  228,000
   Long-Term Supply of Energy Fund.........      --       --   48,000   48,000

    To the extent that such carryforward is utilized, no capital gain distribution will be made.

    Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of a Portfolio's next taxable year. Income and Growth Fund, Aging of America Fund, Business and Industrial Restructuring Fund, Environmentally-Related Products and Services Fund and Long-Term Supply of Energy Fund incurred, and elected to defer, net capital losses of approximately $1,632,000, $208,000, $438,000, $293,000, and $213,000, respectively, for the year ended March 31, 1995.

    At September 30, 1995, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value is as follows:

                                       TAX BASIS     TAX BASIS        NET
                                       UNREALIZED    UNREALIZED    UNREALIZED
                                      APPRECIATION (DEPRECIATION) APPRECIATION
                                      ------------ -------------- ------------
   Equity Fund....................... $51,899,162   $  (956,695)  $50,942,467
   Income and Growth Fund............  24,582,358    (2,408,520)   22,173,838
   Aging of America Fund.............   6,428,852      (396,238)    6,032,614
   Business and Industrial Restruc-
    turing Fund......................  10,327,503      (547,160)    9,780,343
   Communication and Entertainment
    Fund.............................  10,251,188      (244,307)   10,006,881
   Early Life Cycle Fund.............  18,703,681    (4,951,498)   13,752,183
   Environmentally-Related Products
    and Services Fund................   1,027,871       (65,535)      962,336
   Global Competitors Fund...........   8,406,703      (490,213)    7,916,490
   Long-Term Supply of Energy Fund...   1,970,866      (558,363)    1,412,503
   Productivity Enhancers Fund.......   1,410,228      (281,339)    1,128,889

  (F) EXPENSE ALLOCATION:

    Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated to the respective Portfolios based on average net assets.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

  United States Trust Company of New York ("U.S. Trust") serves as the investment adviser to Master Fund. For the services provided pursuant to the Investment Advisory Agreement, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rates of .75% of the average daily net assets of the Equity Fund and Income and Growth Fund, and .60% of the average daily net assets of the Aging of America Fund, Business and Industrial Restructuring Fund, Communication and Entertainment Fund, Early Life Cycle Fund, Environmentally-Related Products and Services Fund, Global Competitors Fund, Long-Term Supply of Energy Fund and Productivity Enhancers Fund.

  Effective September 1, 1995, Chase Global Funds Services Company ("CGFSC"), formerly, Mutual Funds Service Company ("MFSC"), and Federated Administrative Services ("Administrators") provide administrative services to Master Fund. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Master Fund (excluding Master Fund's international equity portfolios) and Master Tax-Exempt Fund, an affiliated investment company, as follows: .200% of the first $200 million, .175% of the next $200 million, and .150% over $400 million. Administration fees payable by each Portfolio of the two investment companies are determined in proportion to the relative daily net assets of the respective Portfolios for the period paid. After such allocation has been made, the Administrators are entitled jointly to an annual minimum fee of $18,000 and $39,000 for the first and second full years, respectively, after they commenced operations, and $50,000 for each full year thereafter, from Aging of America Fund, Business and Industrial Restructuring Fund, Communication and Entertainment Fund, Early Life Cycle Fund, Environmentally-Related Products and Services Fund, Global Competitors Fund, Long-Term Supply of Energy Fund and Productivity Enhancers Fund. Effective August 1, 1995 through August 31, 1995, MFSC, and Federated Administrative Services served as administrators to Master Fund and prior to August 1, 1995, MFSC and Concord Holding Corporation served as administrators to Master Fund all under the same terms, conditions and fees as stated above.

  For the period ended September 30, 1995, administration fees charged by MFSC were as follows:

Equity Fund............................................................. $88,449
Income and Growth Fund..................................................  63,693
Aging of America Fund...................................................  16,412
Business and Industrial Restructuring Fund..............................  22,540
Communication and Entertainment Fund....................................  20,677
Early Life Cycle Fund...................................................  33,507
Environmentally-Related Products and Services Fund......................   3,776
Global Competitors Fund.................................................  20,649
Long-Term Supply of Energy Fund.........................................  11,182
Productivity Enhancers Fund.............................................  13,771

  From time to time, as they may deem appropriate in their sole discretion, or pursuant to applicable state expense limitations, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. Until further notice to Master Fund, U.S. Trust and/or Administrators intend to voluntarily waive fees, to the extent necessary for each of Aging of America Fund, Business and Industrial Restructuring Fund, Communication and Entertainment Fund, Early Life Cycle Fund, Environmentally-Related Products and Services Fund, Global Competitors Fund, Long-Term Supply of Energy Fund and Productivity Enhancers Fund to maintain an annual expense ratio of not more than .99%. In addition, the Administrators intend to maintain their annual joint minimum fee at $18,000 until further notice for Aging of America Fund, Business and Industrial Restructuring Fund, Communication and Entertainment Fund, Early Life Cycle Fund, Environmentally-Related Products and Services Fund, Global Competitors Fund, Long-Term Supply of Energy Fund and Productivity Enhancers Fund. For the period ended September 30, 1995, U.S. Trust and the Administrators waived fees as follows:

                                                          U.S.
                                                          TRUST  ADMINISTRATORS
                                                         ------- --------------
Aging of America Fund................................... $   279    $ 3,097
Environmentally-Related Products and Services Fund......  11,033     20,795
Long-Term Supply of Energy Fund.........................     --      10,229
Productivity Enhancers Fund.............................     658      6,513

  Master Fund has also entered into shareholder servicing agreements with various service organizations requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organization an administrative service fee at the annual rate of up to .40% of the average daily net asset value of its shares held by the service organizations' customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Until further notice to Master Fund, U.S. Trust and the Administrators have voluntarily agreed to waive investment advisory and administration fees payable by each Portfolio in an amount equal to administrative service fees payable by that Portfolio. For the period ended September 30, 1995, U.S. Trust and the Administrators waived investment advisory and administration fees in amounts equal to the administrative service fees for the Portfolios as follows:

                                                           U.S
                                                          TRUST  ADMINISTRATORS
                                                         ------- --------------
Equity Fund............................................. $44,736     $2,847
Income and Growth Fund..................................  28,076        988
Aging of America Fund...................................   6,187         14
Business and Industrial Restructuring Fund..............   7,924         37
Communication and Entertainment Fund....................   7,606         40
Early Life Cycle Fund...................................  23,648         81
Environmentally-Related Products and Services Fund......   2,391        --
Global Competitors Fund.................................   7,365         17
Long-Term Supply of Energy Fund.........................   4,583          9
Productivity Enhancers Fund.............................   5,247         11

  Effective August 1, 1995, Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, replaced UST Distributors, Inc. as the sponsor and distributor of Master Fund. Certain sales of Master Fund's shares are subject to a maximum sales charge of 4 1/2% of the offering price. Shares of each Portfolio are sold on a continual basis by the Distributor.

  Each Director of Master Fund receives an annual fee of $9,000, plus a meeting fee of $1,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $5,000. No person who is an officer, director, or employee of U.S. Trust or the Administrators, or of any parent or subsidiary thereof, who serves as an officer, director or employee of the Master Fund receives any compensation from the Master Fund.

  U.S. Trust serves as shareholder servicing and dividend disbursing agent to Master Fund and effective September 1, 1995, CGFSC serves as sub-shareholder servicing agent. Prior to September 1, 1995, MFSC served as sub-shareholder servicing agent.

  For the period ended September 30, 1995, shareholder servicing fees charged by U.S. Trust and MFSC were as follows:

Equity Fund............................................................. $27,309
Income and Growth Fund..................................................  23,044
Business and Industrial Restructuring Fund..............................   7,854
Communication and Entertainment Fund....................................   8,059
Early Life Cycle Fund...................................................   9,059
Long-Term Supply of Energy Fund.........................................   3,973

  Effective September 1, 1995, The Chase Manhattan Bank, N.A. ("Chase") serves as custodian of Master Fund's assets. Prior to September 1, 1995, U.S. Trust served as the custodian of Master Fund's assets. For the period ended September 30, 1995, custody fees charged by U.S. Trust were as follows:

Equity Fund............................................................ $33,312
Income and Growth Fund.................................................  24,706
Aging of America Fund..................................................  10,721
Business and Industrial Restructuring Fund.............................   8,793
Communication and Entertainment Fund...................................   6,001
Early Life Cycle Fund..................................................   9,841
Environmentally-Related Products and Services Fund.....................     466
Global Competitors Fund................................................   7,703
Long-Term Supply of Energy Fund........................................   3,469
Productivity Enhancers Fund............................................   8,032

3. PURCHASES AND SALES OF SECURITIES:

  Purchases and sales of securities, excluding short-term investments, for the Portfolios aggregated:

                                                         PURCHASES     SALES
                                                        ----------- -----------
Equity Fund............................................ $29,179,192 $19,481,707
Income and Growth Fund.................................   7,959,803   9,454,205
Aging of America Fund..................................  11,122,653   3,443,090
Business and Industrial Restructuring Fund.............  23,078,076  11,315,287
Communication and Entertainment Fund...................  17,819,015  14,109,713
Early Life Cycle Fund..................................  20,542,336   9,203,049
Environmentally-Related Products and Services Fund.....     871,028   1,777,545
Global Competitors Fund................................  15,657,120   2,103,291
Long-Term Supply of Energy Fund........................   4,933,057   1,626,751
Productivity Enhancers Fund............................  53,871,258  49,416,477

4. COMMON STOCK:

  Master Fund currently offers twenty classes of shares, each representing interests in one of twenty separate Portfolios. Authorized capital for each Portfolio is as follows: 375 million shares each of Equity Fund and Income and Growth Fund and 500 million shares each of Aging of America Fund, Business and Industrial Restructuring Fund, Communication and Entertainment Fund, Early Life Cycle Fund, Environmentally-Related Products and Services Fund, Global Competitors Fund, Long-Term Supply of Energy Fund and Productivity Enhancers Fund.

  Each share has a par value of $.001, and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of Master Fund's Board of Directors.

                                             EQUITY FUND
                           --------------------------------------------------
                                PERIOD ENDED               YEAR ENDED
                                  09/30/95                  03/31/95
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold......................  1,353,441  $ 30,124,039   1,514,081  $ 29,964,878
Issued in connection with
 USAffinity Acquisition
 (Note 6).................        --            --      289,274     5,668,178
Issued as reinvestment of
 dividends................    161,591     3,413,816      57,340     1,088,850
Redeemed..................   (773,480)  (17,133,735) (1,818,997)  (35,755,808)
                           ----------  ------------  ----------  ------------
Net Increase..............    741,552  $ 16,404,120      41,698  $    966,098
                           ==========  ============  ==========  ============
                                       INCOME AND GROWTH FUND
                           --------------------------------------------------
                                PERIOD ENDED               YEAR ENDED
                                  09/30/95                  03/31/95
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold......................  1,024,267  $ 13,157,434   2,399,422  $ 27,811,019
Issued in connection with
 USAffinity Acquisition
 (Note 6).................        --            --      264,712     3,053,313
Issued as reinvestment of
 dividends................     36,447       445,715     135,164     1,535,569
Redeemed.................. (1,049,302)  (13,349,563) (2,439,219)  (27,599,135)
                           ----------  ------------  ----------  ------------
Net Increase..............     11,412  $    253,586     360,079  $  4,800,766
                           ==========  ============  ==========  ============
                                        AGING OF AMERICA FUND
                           --------------------------------------------------
                                PERIOD ENDED               YEAR ENDED
                                  09/30/95                  03/31/95
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold......................  1,229,061  $ 10,020,083   1,707,584  $ 12,399,386
Issued as reinvestment of
 dividends................        396         3,187         540         3,818
Redeemed..................   (192,134)   (1,592,098)   (395,623)   (2,836,384)
                           ----------  ------------  ----------  ------------
Net Increase..............  1,037,323  $  8,431,172   1,312,501  $  9,566,820
                           ==========  ============  ==========  ============
                             BUSINESS AND INDUSTRIAL RESTRUCTURING FUND
                           --------------------------------------------------
                                PERIOD ENDED               YEAR ENDED
                                  09/30/95                  03/31/95
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold......................  1,298,675  $ 15,304,000   1,826,131  $ 17,995,664
Issued as reinvestment of
 dividends................      1,050        11,935       2,798        26,882
Redeemed..................   (247,573)   (2,833,754)   (465,836)   (4,631,937)
                           ----------  ------------  ----------  ------------
Net Increase..............  1,052,152  $ 12,482,181   1,363,093  $ 13,390,609
                           ==========  ============  ==========  ============

                                  COMMUNICATION AND ENTERTAINMENT FUND
                              -----------------------------------------------
                                  PERIOD ENDED              YEAR ENDED
                                    09/30/95                 03/31/95
                              ----------------------  -----------------------
                               SHARES      AMOUNT       SHARES      AMOUNT
                              ---------  -----------  ----------  -----------
Sold.........................   873,221  $ 9,378,364   1,530,541  $13,804,283
Issued as reinvestment of
 dividends...................     2,106       21,318       8,157       71,305
Redeemed.....................  (299,950)  (3,112,991)   (840,212)  (7,600,458)
                              ---------  -----------  ----------  -----------
Net Increase.................   575,377  $ 6,286,691     698,486  $ 6,275,130
                              =========  ===========  ==========  ===========
                                         EARLY LIFE CYCLE FUND
                              -----------------------------------------------
                                  PERIOD ENDED              YEAR ENDED
                                    09/30/95                 03/31/95
                              ----------------------  -----------------------
                               SHARES      AMOUNT       SHARES      AMOUNT
                              ---------  -----------  ----------  -----------
Sold......................... 2,073,206  $21,160,563   3,639,278  $32,443,615
Issued as reinvestment of
 dividends...................    25,291      235,465       8,625       73,252
Redeemed.....................  (526,039)  (5,274,715) (1,636,553) (14,832,732)
                              ---------  -----------  ----------  -----------
Net Increase................. 1,572,458  $16,121,313   2,011,350  $17,684,135
                              =========  ===========  ==========  ===========
                                    ENVIRONMENTALLY-RELATED PRODUCTS
                                           AND SERVICES FUND
                              -----------------------------------------------
                                  PERIOD ENDED              YEAR ENDED
                                    09/30/95                 03/31/95
                              ----------------------  -----------------------
                               SHARES      AMOUNT       SHARES      AMOUNT
                              ---------  -----------  ----------  -----------
Sold.........................   116,913  $   800,171     301,109  $ 1,866,198
Issued as reinvestment of
 dividends...................       --           --           45          271
Redeemed.....................  (232,286)  (1,593,434)   (326,035)  (2,008,274)
                              ---------  -----------  ----------  -----------
Net Decrease.................  (115,373) $  (793,263)    (24,881) $  (141,805)
                              =========  ===========  ==========  ===========
                                        GLOBAL COMPETITORS FUND
                              -----------------------------------------------
                                  PERIOD ENDED              YEAR ENDED
                                    09/30/95                 03/31/95
                              ----------------------  -----------------------
                               SHARES      AMOUNT       SHARES      AMOUNT
                              ---------  -----------  ----------  -----------
Sold......................... 1,768,360  $16,337,850   1,876,723  $14,926,152
Issued as reinvestment of
 dividends...................       449        4,113         526        4,062
Redeemed.....................  (322,502)  (3,042,906)   (218,038)  (1,724,311)
                              ---------  -----------  ----------  -----------
Net Increase................. 1,446,307  $13,299,057   1,659,211  $13,205,903
                              =========  ===========  ==========  ===========

                                    LONG-TERM SUPPLY OF ENERGY FUND
                              -----------------------------------------------
                                  PERIOD ENDED             YEAR ENDED
                                    09/30/95                03/31/95
                              ---------------------  ------------------------
                               SHARES     AMOUNT       SHARES       AMOUNT
                              --------  -----------  ----------  ------------
Sold.........................  749,800  $ 6,213,894   1,467,892  $ 11,543,268
Issued as reinvestment of
 dividends...................      421        3,450         858         6,714
Redeemed..................... (256,743)  (2,139,851)   (358,847)   (2,767,140)
                              --------  -----------  ----------  ------------
Net Increase.................  493,478  $ 4,077,493   1,109,903  $  8,782,842
                              ========  ===========  ==========  ============
                                      PRODUCTIVITY ENHANCERS FUND
                              -----------------------------------------------
                                  PERIOD ENDED             YEAR ENDED
                                    09/30/95                03/31/95
                              ---------------------  ------------------------
                               SHARES     AMOUNT       SHARES       AMOUNT
                              --------  -----------  ----------  ------------
Sold.........................  983,040  $ 9,002,998   1,751,841  $ 13,239,078
Issued as reinvestment of
 dividends...................    1,365       11,620         759         5,671
Redeemed..................... (206,136)  (1,897,751) (1,493,416)  (11,376,889)
                              --------  -----------  ----------  ------------
Net Increase.................  778,269  $ 7,116,867     259,184  $  1,867,860
                              ========  ===========  ==========  ============

5. ORGANIZATION COSTS

  Master Fund has borne all costs in connection with the initial organization of new portfolios, including the fees for registering and qualifying its shares for distribution under Federal and state securities regulations. All such costs are being amortized on the straight-line basis over periods of five years from the dates on which each Portfolio commenced operations.

6. ASSET ACQUISITION

  On March 10, 1995, Income and Growth Fund acquired certain assets of $3,053,313 (excluding unamortized organization costs) from USAffinity Growth and Income Fund in a tax-free exchange of 264,712 shares of Income and Growth Fund. Equity Fund acquired certain assets of $5,668,178 (excluding unamortized organization costs) from USAffinity Growth Fund in a tax-free exchange of 289,274 shares of Equity Fund and Equity Fund also acquired certain assets of $1,857,648 (excluding unamortized organization costs) from USAffinity Green Fund in a taxable exchange for the shareholders of USAffinity Green Fund of 89,915 shares of Equity Fund.

USTDEQS995